UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2010

Date of reporting period: July 1, 2009 through June 30, 2010

Item 1.	Report to Stockholders

DUPREE MUTUAL FUNDS

June 30, 2010

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series

in 1995;

Alabama Tax-Free Income Series in 2000, and

Mississippi Tax-Free Income Series in 2000.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

UNAUDITED

Management’s Discussion of Fund Performance: Twelve Months Ended June 30, 2010 i

The investment objective of our municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal bonds without incurring undue risk to principal. The investment objective of our government bond fund is to provide a high level of stable income derived from securities of the U.S. government and its agencies without incurring undue risk to principal.

This report covers the 12-month period from June 30, 2009 through June 30, 2010 (the “reporting period”). After suffering back-to-back quarterly declines in real gross domestic product (GDP) during the first and second quarters of 2009, the U.S. economy finally turned the corner and began to recover from the deep recession in the summer of 2009. Real GDP increased at a 1.6 percent annual rate during the third quarter of 2009 and the economy grew at a 5.0 percent annual rate during the fourth quarter of 2009. However, economic growth slowed somewhat during the first quarter of 2010 with real GDP increasing at a 3.7 percent annual rate. Real GDP for the second quarter of 2010 came in at 2.4 percent (advance estimate). The slowdown in real GDP growth in the first and second quarters of 2010 primarily reflected decelerations in private inventory investment and in exports and a decrease in state and local government spending.

Other indicators of economic activity such as retail sales, industrial production, and housing starts have moved higher since the summer of 2009. This data confirms that the economy at the state and national levels is continuing to recover, albeit at a gradual pace. However, most broad economic indicators have not returned to their prerecession levels. Most economists expect the economic recovery will continue at a modest pace with unemployment levels declining slowly. At its June meeting the Federal Reserve lowered its projections for real GDP growth for 2010 to a 3.0 to 3.5 percent range, slightly lower than its previous estimates.

Changes in the labor market typically lag changes in economic production. While real GDP began rising in the summer of 2009, key unemployment measures remained elevated during the reporting period. Over 8 million jobs have been lost since the recession began. The labor market started showing some signs of improvement during the first quarter of 2010. The national unemployment rate peaked at 10.1 percent in October of 2009 and ended the reporting period at 9.5 percent.

The Federal Reserve kept the target fed funds rate at 0-0.25 percent throughout the reporting period. In mid-February, the Federal Reserve raised the discount rate 25 basis points to 0.75 percent in an effort to restore the normal 1 percent spread between the fed funds rate and the discount rate. The Federal Reserve also wound down several of its liquidity facilities and discontinued its open market purchases of mortgage-backed securities and agency debt securities. Credit remained tight during the past twelve month period as financial institutions and individuals continued to deleverage. Most of the $787 billion in federal stimulus funds are expected to be spent by the end of 2010, well before most state and local economies have fully recovered.

i

UNAUDITED

Key measures of inflation remained subdued during the reporting period. The consumer price index (CPI) increased by 1.1 percent on a year-over-year basis through June. The Federal Reserve’s preferred inflation index, the personal consumption expenditure core price index (PCE), increased 1.4 percent on a year-over-year basis through June. Inflation expectations also remained well anchored during the reporting period.

State fiscal conditions mostly continued to deteriorate during the reporting period as tax revenues derived primarily from sales tax, personal income taxes, and corporate income taxes, declined substantially in nearly every reporting state. The lower-than-expected revenue collections have led to budget cuts in the majority of states and most states are facing large budget gaps for the foreseeable future. State tax revenues are still below prerecession levels, showing a decline of 9.3 percent in the first quarter of 2010 compared to the same period two years earlier. The local tax slowdown is less severe than the state tax slowdown. In the first quarter of 2010, local tax collections showed a decline of 1.1 percent. Most local governments rely on property taxes which tend to be more stable than income and sales taxes. State and local governments also face significant unfunded pension liabilities that are likely to lead to ongoing pressures on operating budgets.

Despite ongoing budgetary concerns, the municipal bond market turned in a strong performance for the past twelve months which was reflected in significantly lower yields and higher bond prices. For example, the average yield on a twenty year AAA-rated municipal bond on July 1, 2009 was 4.26 percent; the average yield on the same twenty year AAA-rated bond on June 30, 2010 was 3.75 percent. The rally in the municipal bond market was driven primarily by favorable supply and demand trends. The fact that states and municipalities managed to survive a tough 2009-2010 budget process intact also contributed to a strong performance in the municipal bond market.

A tremendous amount of money flowed out of cash or near-cash equivalents into the municipal bond market in search of higher yields. Demand for municipal bonds was strong at both the retail and institutional levels. This strong demand occurred at a time when the supply of new tax-exempt municipal bonds was very tight. The supply of new tax-exempt municipal bonds was down substantially as issuers took advantage of a new form of taxable municipal bond, Build America Bonds, beginning in April of 2009. Under the Build America Program issuers of “direct pay” Build America bonds receive a federal tax credit equal to 35 percent of the coupon interest received. Many issuers took advantage of this temporary program which resulted in tax-exempt issuance dropping by close to 20 percent during the first half of 2010. The combination of robust demand coupled with a limited supply of tax-exempt bonds led to lower yields and higher bond prices during the reporting period.

The Barclays Capital Municipal Bond Index had a total return of 9.61 percent for the twelve month period ended June 30. The short-to-intermediate area of the municipal bond yield curve underperformed longer maturity bonds as the long end of the yield

UNAUDITED

curve benefited disproportionately from a scarce supply of tax-exempt bonds caused primarily by the Build America Program and steady demand from mutual funds. Likewise, lower credit quality investment grade bonds generally outperformed higher credit quality investment grade bonds during the reporting period. For example, bonds associated with the housing, pollution control, industrial development revenue, transportation, and tobacco sectors all outperformed higher credit quality bonds associated with essential service sectors such as utilities, water and sewer, and education. Each of our single state tax-exempt municipal bond funds underperformed the Barclays Capital Municipal Bond Index for these reasons.

The Kentucky Tax-Free Income Series provided shareholders a total return of 6.58 percent for the twelve months ended June 30, 2010. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a total return of 4.99 percent during the period under review.

Like most states, Kentucky’s economy has been negatively impacted by the recession with output and employment levels declining. Tax revenues have dipped below the fiscal year 2006 level due to the severe recession with an actual decline in two straight fiscal years. Legislators closed a budget gap of approximately $1.5 billion for the 2010-12 biennium with help from federal stimulus funds, budget reserves, increased taxation on cigarettes and alcohol, debt management strategies, and targeted spending reductions. The state’s annual average unemployment rate through the end of June stood at 10.0 percent compared with the national average of 9.5 percent. In 2009, Kentucky had a per capita personal income of $31,883 which ranked 46th in the nation which was 81 percent of the national average of $39,138.

Kentucky has historically relied on a large manufacturing sector. Manufacturing is the third largest sector in the Kentucky economy after government and trade, transportation, and utilities. Decreased demand for automobiles led to substantial job losses in the manufacturing sector during the economic downturn. Ongoing woes in the housing sector also led to substantial job losses in the construction industry. The information and business services sectors also contracted with the downturn in the economy. The educational and health services sector added a number of jobs during the reporting period.

Kentucky continues to be one of the largest coal exporting states. Employment in the mining sector was one of the few bright spots for the state. The state has continued to attract high-tech companies and recently has expanded its efforts to attract businesses focusing on alternative fuels and renewable energy. The Commonwealth’s appropriation supported debt was rated Aa1 by Moody’s and AA- by Standard & Poor’s as of June 30, 2010. Kentucky had net tax-supported debt per capita of $1,685 in 2009 which was substantially above the national net tax-supported debt median of $936 (Source: Moody’s Investors Services, Special Comment: “2010 State Debt Medians Report”, May 2010).

UNAUDITED

The Tennessee Tax-Free Income Series provided shareholders with a total return of 6.92 percent for the twelve months ended June 30, 2010. The Tennessee Tax-Free Short-to-Medium Series had a total return of 5.39 percent for the period under review.

Tennessee’s economy suffered a significant downturn during the recession. The housing sector experienced a major downturn with the prices of existing homes declining at double-digit rates in a number of locations and new construction starts off considerably from previous years. The manufacturing sector was hard hit by the recession and, in 2009 alone, manufacturing jobs plummeted 14.2 percent. Education, health services, and government were the only sectors of the state economy to see job growth in 2009. The state’s annual unemployment rate at the end of the reporting period was 10.1 percent compared with the national average of 9.5 percent. In 2009, Tennessee had a per capita personal income of $34,089 which ranked 36th in the nation which was 87 percent of the national average of $39,189.

Tennessee relies on a combination of a state sales tax, corporate income taxes, and the Hall income tax for its revenue. According to the University of Tennessee Center for Business and Economic Research, total tax collections in Tennessee increased by $27.2 million, or a 2.2 percent nominal expansion, from April 2009 to April 2010. However, from April 2007 to April 2010 tax revenues fell by 11.2 percent. As with most states, it is anticipated that revenues will not return to prerecession levels for several more years.

Tennessee’s general obligation (G.O.) were rated AAA by Moody’s and AA+ by Standard & Poor’s as of June 30, 2010. Tennessee had net tax-supported debt per capita of $318 in 2009 which was substantially below the national net tax-supported debt median of $936 (Source: Moody’s Investors Services, Special Comment: 2010 State Debt Medians Report”, May 2010).

The North Carolina Tax-Free Income Series provided shareholders with a total return of 6.62 percent for the twelve months ended June 30, 2010. The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a total return of 4.77 percent for the period under review.

North Carolina’s economy has continued to evolve toward a trade, transportation, and professional services economy. However, the manufacturing sector still represents a significant sector in the stat’s economy. The manufacturing sector almost always gets hit harder during recessions and such was the case in North Carolina during the past twelve months. Textile and apparel firms have continued to experience declines in employment as these sectors compete with cheap imported goods. The state also experienced substantial declines in employment in the motor vehicle parts industry as sales of automobiles have decreased. The state’s average unemployment rate at the end of the reporting period was 10.0 percent compared with the national average of 9.5 percent. In 2009, North Carolina had a per capita personal income of $34,453 which ranked 35th in the nation which was 88 percent of the national average.

UNAUDITED

Housing prices in the state have held up relatively well during the economic downturn and are showing signs of recovery. The housing market has been supported by strong population growth in the state. With an attractive climate and a diverse geography, the state has a steady inflow of young educated people and retirees. North Carolina’s G.O. bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2010. North Carolina had net tax-supported debt per capita of $765 in 2009 which was below the national net tax-supported debt median of $936 (Source: Moody’s Investors Services, Special Comment: 2010 State Debt Medians Report”, May 2010).

The Alabama Tax-Free Income Series provided shareholders with a total return of 7.40 percent for the twelve months ended June 30, 2010.

While Alabama’s economy fell into recession almost seven months later than the nation, the downturn has been more severe. Slowdowns in consumer and business spending, tightened lending conditions, and weak commercial and residential real estate markets have all acted as significant drags on the state’s economy. The automotive industry remains vital to the state’s overall economic health. Declining North American vehicle sales and production led to substantial job losses and reduced state tax revenues. However, improvement in this sector is expected as demand for automobiles stabilizes.

Like most states, Alabama’s economy is still recovering from the recession. Real GDP is forecasted to grow by 1.9 percent in 2010. State tax revenues are showing some stability with the year-over-year decline during the first three months of the current fiscal year (FY 2010) being considerably smaller than seen in recent prior quarters. The state’s annual average unemployment rate through the end of June stood at 10.3 percent compared with the national average of 9.5 percent. In 2009, Alabama had a per capita personal income of $33,096 which ranked 41st in the nation which was 85 percent of the national average of $39,189.

Tourism and aerospace also continue to be major industries in the state. Looking ahead, the state will likely face declines in sales and tourism taxes and oil royalties due to the unprecedented oil spill in the Gulf of Mexico that will make balancing next year’s budget even more difficult. Alabama’s G.O. bonds were rated Aa1 by Moody’s and AA by Standard & Poor’s as of June 30, 2010. Alabama had net tax-supported debt per capita of $796 in 2009 which was lower than the national net tax-supported debt median of $936 (Source: Moody’s Investors Services, Special Comment: 2010 State Debt Medians Report”, May 2010).

The Mississippi Tax-Free Income Series had a total return of 7.65 percent for the twelve month period ended June 30, 2010.

Mississippi’s economy is dominated by manufacturing and service industries which are sensitive to trends in those industries. Manufacturing has been hit hardest by the recession with the state suffering over a 10 percent drop in payroll employment. Recent economic indicators show that the economic recovery is underway but still in its infancy. Retail sales have been rising, job loss is slowing, gaming revenues are

v

UNAUDITED

improving, and the value of residential building permits issued has stabilized. While Mississippi did not meet its revenue projections for fiscal 2010, the shortfall was less than projected. Spending was reduced by $466 million to general fund and non-exempt special fund agencies in fiscal 2010 and reserve funds were used to maintain a balanced budget. Looking ahead, the state is facing losses in sales and tourism taxes and oil royalties due to the unprecedented oil crisis in the Gulf of Mexico which will make balancing future budgets even more difficult.

The state’s annual average unemployment rate through the end of June was 11.0 percent compared with the national average of 9.5 percent. In 2009, Mississippi had a per capita personal income of $30,103 which ranked 50th in the nation which was 77 percent of the national average of $39,189. The state’s G.O. bonds were rated Aa2 by Moody’s and AA by Standard & Poor’s as of June 30, 2010. Mississippi has net tax-supported debt per capita of $1,478 in 2009 which was substantially higher than the national net tax-supported debt median of $936 (Source: Moody’s Investors Services, Special Comment: 2010 State Debt Medians Report”, May 2010).

The Intermediate Government Bond Series had a total return of 6.38 percent for the twelve months ended June 30, 2010. The Barclays Capital U.S. Intermediate Government Bond Index had a total return of 5.68 percent for the one year period ended June 30, 2010. The fund slightly outperformed the index during the reporting period.

It should be noted that index information is provided for reference only. No index can perfectly match the investments that make up a fund’s portfolio. In making investment decisions for our portfolios we do not attempt to track indexes. The Barclays Capital Municipal Bond index is national in scope and does not necessarily reflect the performance of state-specific municipal bond funds. Indices such as the Barclays Capital Municipal Bond Index and the Barclays Capital U.S. Government Intermediate Bond Index do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

[i]

Data are from the Bureau of Economic Analysis, the U.S. Department of Labor Bureau of Labor Statistics, and various other sources management deems to be reliable. Some of the quoted data are preliminary in nature and may be subject to revision. Any opinions expressed herein are those of the funds’ portfolio management and are current as of June 30, 2010. They are not guarantees of performance or investment results and should not be taken as investment advice. Past performance is not a guarantee of future performance and you may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Kentucky Tax-Free Income Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	30.11%
Aa/AA	54.37%
A	14.24%
Baa/BBB	0.26%
Not Rated	1.02%

100.00%

COMPOSITION	% of Net Assets
Prerefunded	6.34%
General Obligation	0.37%
Lease Revenue	13.13%
Municipal Utility Revenue	2.34%
Hospital and Healthcare Revenue	3.03%
State and Local Mortgage Revenue	2.82%
University Consolidated Education and Building Revenue	0.64%
Public Facilities Revenue	1.17%
Insured Municipal	63.75%
Escrowed to Maturity	4.42%
Other Assets Less Liabilities	1.99%

100.00%

Alabama Tax-Free Income Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	36.85%
Aa/AA	33.57%
A	18.41%
Baa/BBB	1.90%
Not Rated	9.27%

100.00%

COMPOSITION	% of Net Assets
General Obligation	7.25%
Prerefunded	1.47%
Lease Revenue	1.99%
Municipal Utility Revenue	4.72%
Industrial Revenue	0.51%
Hospital and Healthcare Revenue	0.26%
University Consolidated Education and Building Revenue	4.66%
Public Facilities Revenue	0.53%
Insured Municipal	75.95%
Other Assets Less Liabilities	2.66%

100.00%

Kentucky Tax-Free Short-to-Medium Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	23.76%
Aa/AA	70.75%
A	5.46%
Baa/BBB	0.00%
Not Rated	0.03%

100.00%

COMPOSITION	% of Net Assets
Prerefunded	2.63%
General Obligation	0.92%
Certificates of Participation	1.14%
Lease Revenue	13.58%
Municipal Utility Revenue	4.75%
Hospital and Healthcare Revenue	4.14%
State and Local Mortgage Revenue	3.36%
Insured Municipal	68.10%
Escrowed to Maturity	0.03%
Other Assets Less Liabilities	1.35%

100.00%

Mississippi Tax-Free Income Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	14.82%
Aa/AA	49.96%
A	23.35%
Baa/BBB	3.29%
Not Rated	8.58%

100.00%

COMPOSITION	% of Net Assets

General Obligation	6.71%
Prerefunded	1.04%
Lease Revenue	3.67%
University Consolidated Education and Building Revenue	6.95%
Insured Municipal	78.71%
Escrowed to Maturity	0.70%
Other Assets Less Liabilities	2.22%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Tennessee Tax-Free Income Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	14.61%
Aa/AA	60.27%
A	20.68%
Baa/BBB	1.99%
Not Rated	2.45%

100.00%

COMPOSITION	% of Net Assets
Prerefunded	6.08%
General Obligation	9.90%
Lease Revenue	2.33%
Municipal Utility Revenue	2.98%
Hospital and Healthcare Revenue	6.78%
State and Local Mortgage Revenue	7.22%
University Consolidated Education and Building Revenue	7.94%
Insured Municipal	53.33%
Escrowed to Maturity	2.38%
Other Assets Less Liabilities	1.06%

100.00%

North Carolina Tax-Free Income Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	21.13%
Aa/AA	50.27%
A	23.66%
Baa/BBB	3.62%
Not Rated	1.32%

100.00%

COMPOSITION	% of Net Assets
Prerefunded	3.50%
General Obligation	2.85%
Certificates of Participation	15.23%
Lease Revenue	4.08%
Municipal Utility Revenue	4.64%
Hospital and Healthcare Revenue	6.39%
State and Local Mortgage Revenue	0.12%
University Consolidated Education and Building	3.77%
Insured Municipal	57.53%
Escrowed to Maturity	0.45%
Other Assets Less Liabilities	1.44%

100.00%

Tennessee Tax-Free Short-to-Medium Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	18.48%
Aa/AA	70.30%
A	8.52%
Baa/BBB	2.70%

100.00%

COMPOSITION	% of Net Assets
Prerefunded	11.73%
General Obligation	6.55%
Lease Revenue	7.05%
Municipal Utility Revenue	2.37%
Hospital and Healthcare Revenue	1.03%
Public Facilities Revenue	2.11%
State and Local Mortgage Revenue	5.69%
Insured Municipal	60.47%
Other Assets Less Liabilities	3.00%

100.00%

North Carolina Tax-Free Short-to-Medium Series

CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	23.76%
Aa/AA	46.73%
A	26.16%
Baa/BBB	0.12%
Not Rated	3.23%

100.00%

COMPOSITION	% of Net Assets
General Obligation	2.68%
Prerefunded	1.93%
Certificates of Participation	15.51%
Lease Revenue	3.42%
Municipal Utility Revenue	5.26%
Hospital and Healthcare Revenue	4.73%
State and Local Mortgage Revenue	0.76%
University Consolidated Education and Building	5.68%
Public Facilities Revenue	2.46%
Insured Municipal	55.95%
Other Assets Less Liabilities	1.62%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Intermediate Government Bond Series
CREDIT QUALITY	% of Net Assets at Market
Aaa/AAA	100.00%

COMPOSITION	% of Net Assets
Federal Farm Credit	28.02%
Federal Home Loan Bank	29.73%
Federal Home Loan Mortgage	26.79%
Federal National Mortgage Association	10.55%
Student Loan Marketing Association	2.71%
Other Asset Less Liabilities	2.20%

100.00%

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over ten years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

x

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. No index can perfectly match the investments that make up a fund’s portfolio. For each series, we have chosen an index that we believe gives the most accurate picture of how the series performed during the reporting period. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

June 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
75.95% of Net Assets
AL Drinking Water Finance Authority Revolving Fund Loan	4.750%	08/15/2027	NR	$75,000	$73,024
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	205,000	211,734
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AAA*	500,000	491,110
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	101,773
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	A1	450,000	469,580
AL State University Revenue General Tuition & Fee -Series A	5.000	01/01/2019	A2/A*	50,000	52,253
AL State University Revenue General Tuition & Fee	5.000	08/01/2026	A2/A*	150,000	154,350
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	NR	50,000	50,818
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	NR	170,000	163,783
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	NR	130,000	124,037
Albertville AL Warrants	5.000	02/01/2035	AAA*	110,000	114,672
Alexander City AL Warrants	4.700	05/01/2021	Baa1/A*	200,000	204,624
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa2/AA+*	260,000	269,428
Auburn University AL General Fee Revenue Series A	5.000	06/01/2032	Aa2/AAA*	45,000	46,724
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2027	Aa2/AAA*	300,000	318,153
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2033	Aa2/AAA*	150,000	156,312
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2038	Aa2/AAA*	600,000	619,440
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa1/AA+*	295,000	312,128
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AAA*	250,000	259,570
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	185,450
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA*	250,000	263,243
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	Aa3/AAA*	190,000	200,735
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	50,294
Enterprise AL Water General Obligation	5.000	10/01/2019	NR	55,000	58,209
Enterprise AL Water General Obligation	5.000	10/01/2023	NR	450,000	468,662
Gadsden AL Warrants - Series B	4.600	08/01/2022	NR	100,000	102,616
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	Aa2/AA*	35,000	35,504
Hoover AL Board of Education Capital Outlay Warrants	4.750	02/15/2024	Aa2/AAA*	250,000	259,225
Huntsville AL Health Care Authority - Series A	5.000	06/01/2024	A2/A*	100,000	100,733
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	375,000	392,681
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	175,000	179,932
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa1/AAA*	300,000	315,663
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AAA*	450,000	466,956
Lee County AL School Warrants	5.000	02/01/2018	Aa2	100,000	105,040
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aa2	75,000	78,095
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	NR	275,000	276,317
Linden AL Warrants	5.250	06/01/2023	NR	25,000	25,428
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa2/AAA*	100,000	106,559
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa2/AAA*	285,000	302,162
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa2/AAA*	480,000	499,622
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	Baa1	35,000	36,133
Mobile AL Public Education Building Authority	5.000	03/01/2033	Aa3/AAA*/AA-@	200,000	206,806
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aa2/AAA*	250,000	263,150
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	184,203
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa2/AA-*	175,000	181,363
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aa3	100,000	102,256
Morgan County AL Warrants	5.000	04/01/2029	Aa3	25,000	25,634
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aa3	250,000	254,838
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AAA*	375,000	387,728
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AAA*	250,000	258,337
Phenix City AL Schools Warrants - Series B	5.000	08/01/2024	A+*	200,000	211,116
Phenix City AL Water & Sewer Revenue	5.000	08/15/2034	Aa3/AAA*/AA-@	40,000	40,613
Roanoke AL Warrants	4.450	05/01/2020	NR	150,000	152,640
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aa3/AAA*	50,000	50,878
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	310,167
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Baa3	100,000	91,016
Trussville AL Warrants	4.800	10/01/2021	Aa2	85,000	88,117
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa1/AAA*	150,000	155,187
Tuscaloosa AL Public Education Building Authority Student	6.375	07/01/2028	AAA*	250,000	284,810
Tuscaloosa AL Public Education Building Authority Student	6.750	07/01/2033	AAA*	475,000	542,730
University of AL General Revenue - Series A	5.000	07/01/2032	Aa2/AA-*/AA@	500,000	524,000
University of AL General Revenue - Series A	5.000	07/01/2034	Aa2/AA-*/AA@	350,000	359,698
University of AL General Revenue - Series A	5.000	07/01/2028	Aa2/AA-*/AA@	325,000	344,146
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	Aa3	370,000	392,300
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AAA*	105,000	109,740
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	500,000	527,164
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aa3/AAA*	300,000	327,216

					15,078,625
GENERAL OBLIGATION BONDS
7.25% of Net Assets
AL State - Series A	4.625	09/01/2022	Aa1/AA*	100,000	104,567
AL 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	50,276
AL 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	15,306
Mobile AL Refunding Warrants - Series A	5.000	02/15/2027	Aa2/AA-*	335,000	355,703

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

June 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Montgomery AL Warrants - Series C General Obligation Unlimited	5.000%	01/01/2023	Aa1/AA+*/AAA@	$580,000	$629,851
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	102,084
Tuscaloosa AL Warrants - Series A	5.000	10/15/2034	Aa1/AA+*	175,000	180,875

					1,438,662
MUNICIPAL UTILITY REVENUE BONDS
4.72% of Net Assets
Jasper AL Water Works and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	469,346
Muscle Shoals AL Utilities Board Water & Sewer Revenue	5.750	12/01/2033	AA-*	430,000	467,935

					937,281
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.66% of Net Assets
AL State Public School & College Authority Captial Improvement	5.000	12/01/2024	Aa1/AA*	250,000	267,893
AL State Public School & College Authority Capital	5.000	12/01/2025	Aa1/AA*	450,000	479,520
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	54,857
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Baa1	120,000	122,737

					925,007
LEASE REVENUE BONDS
1.99% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA+*	125,000	131,081
University of Alabama General Revenue - Series A	5.000	07/01/2034	Aa2/AA-*	250,000	263,473

					394,554
PREREFUNDED BONDS
1.47% of Net Assets
AL State Public School & College Authority Refunding Series	5.000	05/01/2029	Aa1/AA*/AA+@	75,000	89,191
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	A+*	30,000	31,560
Phenix City AL School Warrants	5.450	08/01/2016	A+*	10,000	10,240
Tuscaloosa AL Warrants	5.150	07/01/2026	Aa1/AA+*	50,000	53,376
Tuscaloosa AL Warrants	5.200	07/01/2031	Aa1/AA+*	100,000	106,801

					291,168
PUBLIC FACILITIES REVENUE BONDS
.53% of Net Assets
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,044
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	A*	95,000	95,649

					105,693
INDUSTRIAL REVENUE BONDS
.51% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	A+*	75,000	76,548
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A+*	25,000	25,294

					101,842
HOSPITAL AND HEALTHCARE REVENUE BONDS
.26% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Baa1	50,000	50,870

					50,870

Total Investments (cost $19,012,344)(See (a) below for further explanation) 97.34% of Net Assets					$19,323,702

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All	other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$400,654
Unrealized depreciation	(89,296)

Net unrealized appreciation	$311,358

Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	19,323,702
Level 3	Significant Unobservable Inputs	—

$19,323,702

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010

ASSETS:
Investments in securities, at value (Cost: $19,012,344)		$19,323,702
Cash		343,518
Interest receivable		282,497
Prepaid expenses		245

Total assets		19,949,962
LIABILITIES:
Payable for:
Distributions to shareholders	77,873
Fund shares redeemed	596
Investment advisory fee	3,783
Transfer agent fee	1,085
Accrued expenses	13,593

Total liabilities		96,930

NET ASSETS:
Capital		19,607,784
Net accumulated realized loss on investment transactions		(66,110)
Net unrealized appreciation in value of investments		311,358

Net assets at value		$19,853,032

NET ASSET VALUE, offering price and redemption price per share ($19,853,032 -:- 1,686,150 shares outstanding; unlimited number of shares authorized; no par value)		$11.77

STATEMENT OF OPERATIONS

For the year ended June 30, 2010

Net investment income:
Interest income	$734,584

Expenses:
Investment advisory fee	83,265
Transfer agent fee	24,979
Custodian expense	2,765
Professional fees	1,262
Trustee fees	1,721
Other expenses	19,611

Total expenses	133,603
Fees waived by Adviser	(54,852)
Custodian expense reduction	(184)

Net expenses	78,567

Net investment income	656,017

Realized and unrealized gain on investments:
Net realized gain	20,127
Net change in unrealized appreciation/depreciation	470,753

Net realized and unrealized gain on investments	490,880

Net increase in net assets resulting from operations	$1,146,897

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2010 and 2009

	2010	2009
Operations:
Net investment income	$656,017	$564,154
Net realized gain/(loss) on investments	20,127	(59,553)
Net change in unrealized appreciation/depreciation	470,753	(37,270)

Net increase in net assets resulting from operations	1,146,897	467,331
Distributions from net investment income	(656,017)	(564,154)
Net fund share transactions (Note 4)	5,100,485	821,024

Total increase	5,591,365	724,201
Net assets:
Beginning of year	14,261,667	13,537,466

End of year	$19,853,032	$14,261,667

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$11.40	$11.43	$11.59	$11.52	$11.91

Income from investment operations:
Net investment income	0.46	0.46	0.46	0.47	0.47
Net gains/(losses) on securities, both realized and unrealized	0.37	(0.03)	(0.14)	0.07	(0.39)

Total from investment operations	0.83	0.43	0.32	0.54	0.08
Less distributions:
Distributions from net investment income	(0.46)	(0.46)	(0.46)	(0.47)	(0.47)
Distributions from capital gains	—	—	(0.02)	—	—

Net asset value, end of year	$11.77	$11.40	$11.43	$11.59	$11.52

Total return	7.40%	3.95%	2.84%	4.70%	0.65%
Net assets, end of year (in thousands)	$19,853	$14,262	$13,537	$11,810	$10,754
Ratio of net expenses to average net assets (a)	0.47%	0.45%	0.45%	0.43%	0.46%
Ratio of net investment income to average net assets	3.94%	4.14%	4.00%	4.00%	3.97%
Portfolio turnover	15.73%	14.06%	8.46%	5.43%	7.72%

(a)	Percentages are after expenses waived by Adviser and Custodian, for which no recovery of these waivers and reductions will be sought.

Expenses waived by Adviser and Custodian were:

.33% and .0% for 2010; .37% and .03% for 2009; .35% and .04% for 2008; .37% and .04% for 2007; and .38% and .05% for 2006, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
63.75% of Net Assets
Ballard County KY School District Finance Corporation	5.000%	06/01/2020	Aa2	$1,240,000	$1,323,936
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	Aa3	1,290,000	1,320,831
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aa2	3,085,000	3,227,280
Boone County KY Pollution Control Revenue - Dayton Power	4.700	01/01/2028	Aa3/A*	9,595,000	9,654,393
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aa2	4,070,000	4,249,975
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa2	4,265,000	4,439,694
Boone County KY Water - Florence	5.000	12/01/2015	Aa3	1,000,000	1,054,090
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	Aa3	1,805,000	1,891,405
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	Aa3	1,900,000	1,964,125
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2020	Aa3	2,100,000	2,154,915
Boyle County KY College Improvement - Centre College - A	4.750	06/01/2032	A3/A-*	5,330,000	5,398,810
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aa2	2,440,000	2,546,506
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa2	2,720,000	2,776,794
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,588,995
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,494,304
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,700,588
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2017	Aa2/AAA*	1,000,000	1,046,050
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa2	980,000	1,018,014
Carter County KY Detention Center	5.125	05/01/2029	Aa3	960,000	979,056
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	A1/A*	1,580,000	1,682,416
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa2/AAA*	6,985,000	7,389,501
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa2/AAA*	7,340,000	7,732,323
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aa2/AAA*	4,100,000	4,211,889
Franklin County School Building Revenue	4.750	05/01/2027	Aa2	3,570,000	3,724,224
Greater KY Housing Assistance Corporation - Chenowith Woods	6.100	01/01/2024	Baa1/A*	470,000	470,371
Greater KY Housing Assistance Corporation - Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,341,403
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,135,000	1,162,388
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa2	1,250,000	1,296,175
Jefferson County KY Health Facilities - Jewish Hospital	5.650	01/01/2017	A3/A*	3,450,000	3,453,450
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2021	A3/A*	4,520,000	4,521,808
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Baa1/A*	8,675,000	8,676,735
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2/AAA*	3,770,000	3,919,895
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AAA*	2,500,000	2,599,950
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa2/AAA*	7,545,000	7,770,067
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AAA*	5,025,000	5,288,059
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	Baa1/A*/A-@	2,940,000	2,943,910
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aa3/AA-*	3,000,000	3,081,750
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa2	4,055,000	4,284,959
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa2	4,465,000	4,693,117
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa2	4,665,000	4,885,934
KY Asset Liability Commission	5.000	05/01/2020	Aa2/A+*/AA-@	2,000,000	2,143,340
KY Asset Liability Commission	5.000	05/01/2023	Aa2/A+*/AA-@	5,600,000	5,952,464
KY Asset Liability Commission	5.000	05/01/2024	Aa2/A+*/AA-@	5,880,000	6,191,405
KY Asset Liability Commission	5.000	05/01/2025	Aa2/A+*/AA-@	1,000,000	1,052,960
KY Asset Liability Project Notes	5.000	09/01/2015	Aa2/AA*/AA-@	6,000,000	6,801,360
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	Aa2/AA*/AA-@	1,765,000	2,068,862
Ky Asset Liability Commission University of KY	5.000	10/01/2024	Aa2/AA-*	5,445,000	5,884,139
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2026	Aa2/AA-*	6,090,000	6,509,236
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2023	Aa2/AA-*	8,075,000	8,615,137
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2024	Aa2/AA-*	7,405,000	7,827,677
KY Asset Liability Commission University of KY Project Note	5.000	10/01/2025	Aa2/AA-*	3,700,000	3,893,214
KY Economic Development Finance Authority - Methodist Hospital	5.625	02/01/2017	NR	6,500,000	6,504,030
KY Economic Development Finance Authority - Christian Care	5.375	11/20/2035	AAA*	1,805,000	1,879,673
KY Economic Development Authority - Louisville Arena	5.750	12/01/2028	Aa3/AAA*	625,000	677,838
KY Economic Development Authority - Louisville Arena	6.000	12/01/2033	Aa3/AAA*	1,000,000	1,068,050
KY Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,340,781
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,035,250
KY Housing Corporation	5.200	01/01/2031	Aaa/AAA*	1,000,000	1,002,040
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,612,723
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AAA*	935,000	946,641
Ky State Property & Building #93	5.250	02/01/2025	Aa2/AAA*/AA-@	7,250,000	7,958,108
KY State Property & Building #93	4.875	02/01/2028	Aa2/AAA*/AA-@	500,000	525,570
KY State Property & Building #93	5.000	02/01/2029	Aa2/AAA*/AA-@	500,000	527,825
KY State Property & Building #93	5.250	02/01/2029	Aa2/AAA*/AA-@	7,485,000	8,068,680
KY State Property & Building #76	5.500	08/01/2021	Aa2/A+*/AA-@	1,400,000	1,644,132
KY State Property & Building #73	5.000	11/01/2021	Aa2/AAA*/AA-@	1,000,000	1,049,140
KY State Property & Building #87	5.000	03/01/2019	Aa2/A+*/AA-@	3,000,000	3,312,390
KY State Property & Building #83	5.000	10/01/2013	Aa2/A+*/AA-@	610,000	678,954
KY State Property & Building #83	5.000	10/01/2017	Aa2/A+*/AA-@	5,000,000	5,675,100
KY State Property & Building #83	5.000	10/01/2018	Aa2/A+*/AA-@	17,750,000	20,229,853
KY State Property & Building #83	5.250	10/01/2020	Aa2/A+*/AA-@	24,220,000	27,933,895

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2010

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Fair Value
KY State Property & Building #73	5.500%	11/01/2017	Aa2/AAA	*/AA-@	$1,000,000	$1,091,220
KY State Property & Building #73	5.000	11/01/2019	Aa2/AAA	*/AA-@	1,360,000	1,437,588
KY State Property & Building #73	5.000	11/01/2020	Aa2/AAA	*/AA-@	3,255,000	3,430,803
KY State Property & Building #84	5.000	08/01/2019	Aa2/A+	*/AA-@	10,000,000	11,367,000
KY State Property & Building #84	5.000	08/01/2021	Aa2/A+	*/AA-@	310,000	351,500
KY State Property & Building #84	5.000	08/01/2022	Aa2/A+	*/AA-@	17,500,000	19,718,475
KY State Property & Building #87	5.000	03/01/2022	Aa2/A+	*/AA-@	1,665,000	1,793,838
KY State Property & Building #87	5.000	03/01/2023	Aa2/A+	*/AA-@	5,175,000	5,531,247
KY State Property & Building #87	5.000	03/01/2025	Aa2/A+	*/AA-@	4,000,000	4,210,360
KY State Property & Building #88	4.750	11/01/2027	Aa2/A+	*/AA-@	5,800,000	5,966,054
KY State Property & Building #89	5.000	11/01/2025	Aa2/AAA	*/AA@	5,000,000	5,384,250
KY State Property & Building #89	5.000	11/01/2026	Aa2/AAA	*/AA-@	10,390,000	11,089,351
KY State Property & Building #89	5.000	11/01/2027	Aa2/AAA	*/AA-@	4,900,000	5,197,773
KY State Property & Building #80	5.250	05/01/2018	Aa2/A+	*/AA-@	2,940,000	3,398,758
KY State Property & Building #80	5.250	05/01/2020	Aa2/A+	*/AA-@	1,000,000	1,150,810
KY State Property & Building #81	5.000	11/01/2017	Aa3/A+	*/AA-@	2,060,000	2,243,793
KY State Property & Building #81	5.000	11/01/2018	Aa3/A+	*/AA-@	1,720,000	1,867,679
KY State Property & Building #81	5.000	11/01/2019	Aa3/A+	*/AA-@	2,385,000	2,576,205
KY State Property & Building #81	5.000	11/01/2020	Aa3/A+	*/AA-@	3,560,000	3,783,105
KY State Property & Building #81	5.000	11/01/2022	Aa3/A+	*/AA-@	3,930,000	4,148,115
KY State Turnpike Economic Development	5.150	07/01/2019	Aa2/AAA	*/AA-@	1,000,000	1,038,740
KY State Turnpike Economic Development	5.000	07/01/2022	Aa2/AA+	*/AA-@	1,625,000	1,745,234
KY State Turnpike Economic Development	5.000	07/01/2023	Aa2/AA+	*/AA-@	4,325,000	4,634,713
KY State Turnpike Economic Development	5.000	07/01/2024	Aa2/AA+	*/AA-@	3,770,000	4,018,518
KY State Turnpike Economic Development	5.000	07/01/2025	Aa2/AA+	*/AA-@	2,000,000	2,123,380
KY State Turnpike Economic Development	5.000	07/01/2026	Aa2/AA+	*/AA-@	4,720,000	5,039,733
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa2		3,150,000	3,251,871
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aa2		1,000,000	1,039,390
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa2		1,755,000	1,852,560
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa2		1,930,000	2,023,566
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA-	*/AA-@	3,270,000	3,469,437
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AA-	*/AA-@	3,230,000	3,411,332
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2032	Aa3/AA-	*/AA-@	1,060,000	1,093,666
Louisville & Jefferson County KY Metropolitan Sewer	4.750	05/15/2028	Aa3/AA-	*/AA-@	10,425,000	10,426,877
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2030	Aa3/AA-	*/AA-@	3,790,000	3,827,332
Louisville & Jefferson County KY Metropolitian Sewer	5.000	05/15/2032	Aa3/AA-	*/AA-@	4,000,000	4,108,560
Louisville & Jefferson County KY Metropolitan Sewer	5.500	05/15/2034	Aa3/AA-	*/AA-@	3,645,000	3,798,163
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2036	Aa3/AA-	*/AA-@	1,330,000	1,360,696
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2038	Aa3/AA-	*/AA-@	9,500,000	9,770,560
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AA-	*	7,000,000	7,535,570
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aa3/AAA	*/AA-@	2,855,000	3,069,125
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aa3/AAA	*/AA-@	2,990,000	3,197,596
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AAA	*/AA-@	3,135,000	3,325,200
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AAA	*/AA-@	3,285,000	3,469,256
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AAA	*/AA-@	14,000,000	14,727,860
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AAA	*	5,185,000	5,623,184
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aa3/AAA	*/A+@	2,655,000	2,791,361
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aa3/AAA	*	2,340,000	2,407,158
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aa3/AAA	*	2,250,000	2,305,125
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aa3/AAA	*	1,490,000	1,541,986
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	NR		2,030,000	2,098,695
Louisville KY General Obligation - Series A	5.000	10/01/2020	Aa1/AA+	*	7,165,000	7,637,603
Louisville KY Health Care Facilities	6.650	12/20/2030	Aaa		4,590,000	4,878,252
Madison County KY School District Finance Corporation	4.500	04/01/2016	Aa2		695,000	712,361
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa2		1,400,000	1,480,458
McCracken County KY School District Finance Corporation	4.650	07/01/2019	Aa2		1,655,000	1,695,034
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aa2		1,725,000	1,768,056
McCracken County KY School District Finance Corportion	5.000	07/01/2022	Aa2		4,000,000	4,105,680
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aa2		1,130,000	1,168,657
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aa2		2,505,000	2,574,714
Northern KY University Certificates of Participation	4.900	12/01/2021	A2		2,725,000	2,789,147
Northern KY University Certificates of Participation	5.000	12/01/2024	A2		2,000,000	2,038,200
Northern KY Water District	4.750	02/01/2019	Aa3		1,000,000	1,018,620
Northern KY Water District	5.000	02/01/2020	Aa3		3,080,000	3,195,007
Northern KY Water District	5.000	02/01/2021	Aa3		2,635,000	2,722,587
Northern KY Water District	4.125	02/01/2021	Aa3		1,380,000	1,389,301
Northern KY Water District	4.500	02/01/2022	Aa3		1,385,000	1,406,634
Northern KY Water District	6.500	02/01/2033	Aa3		1,585,000	1,813,969
Northern KY Water District	6.000	02/01/2028	Aa3		1,010,000	1,134,988
Northern KY Water District	6.000	02/01/2031	Aa3		1,000,000	1,117,200
Owensboro Water Revenue	5.000	09/15/2025	Aa3		545,000	587,924
Pike County KY Mortgage Revenue - Phelps Regional Health	5.350	09/20/2012	AAA	*	65,000	65,139
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa2		1,815,000	1,917,185

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Spencer County KY School District Finance Corporation	5.000%	07/01/2023	Aa2	$1,000,000	$1,061,330
Taylor County Detention Facility	4.750	09/01/2027	A1	2,110,000	2,136,860

					562,849,826
LEASE REVENUE BONDS
13.13% of Net Assets
Boone County KY School District Finance Corporation	5.000	08/01/2019	Aa2	1,040,000	1,093,113
Boone County KY School District Finance Corporation	5.000	02/01/2022	Aa2	3,000,000	3,140,820
Bullitt County KY School District Finance Corporation	5.000	07/01/2021	Aa2	1,000,000	1,033,840
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	A1	1,210,000	1,225,670
Davies County KY School District Finance Corporation	5.000	06/01/2021	Aa2	1,155,000	1,220,939
Green County KY School District Finance Corporation	5.000	04/01/2021	Aa2	1,085,000	1,109,618
Greenup County KY School District Finance Corporation	4.650	03/01/2021	Aa2	1,650,000	1,700,969
Hopkins County KY School District Finance Corporation	5.125	06/01/2019	Aa2	4,120,000	4,277,878
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa2	3,270,000	3,468,914
KY Area Development Districts Financing Lease - Ewing	5.350	12/01/2022	AA*	2,560,000	2,611,942
KY Area Development Districts Financing Lease - Ewing	5.400	12/01/2021	AA*	710,000	724,420
KY Area Development Districts Financing Lease - Ewing	5.400	12/01/2021	NR	1,095,000	1,117,207
KY Area Development Districts Financing Lease - Ewing	4.700	06/01/2024	NR	2,625,000	2,685,953
KY Asset Liability Commission	5.000	09/01/2021	Aa2/AA*/AA-@	1,570,000	1,788,717
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	Aa2/AA*/AA-@	3,500,000	3,948,980
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,766,600
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,201,360
KY Infrastructure Authority - Series A	5.000	06/01/2019	Aa2/A+*/AA-@	1,000,000	1,024,120
KY State Property & Building #68	5.250	10/01/2018	Aa2/A+*/AA-@	1,500,000	1,540,185
KY State Property & Building #68	5.000	10/01/2019	Aa2/A+*/AA-@	5,500,000	5,639,205
KY State Property & Building #88	5.000	11/01/2024	Aa2/A+*/AA-@	1,355,000	1,446,544
KY State Property & Building #90	5.375	11/01/2023	Aa2/A+*/AA-@	1,200,000	1,330,272
KY State Property & Building #90	5.500	11/01/2028	Aa2/A+*/AA-@	19,940,000	21,790,033
KY State Property & Building	5.000	11/01/2029	Aa2/A+*/AA-@	5,000,000	5,278,300
KY State Property & Building #91	5.750	04/01/2029	Aa3/A+*/A+@	210,000	229,734
KY State Turnpike Economic Development	5.000	07/01/2025	Aa2/AA+*/AA-@	2,925,000	3,167,336
KY State Turnpike Economic Development	5.000	07/01/2027	Aa2/AA+*/AA-@	9,530,000	10,204,057
KY State Turnpike Economic Development	5.000	07/01/2028	Aa2/AA+*/AA-@	1,460,000	1,552,973
KY Turnpike Authority Economic Development	5.000	07/01/2026	Aa2/AA+*/AA-@	4,440,000	4,807,765
KY State Turnpike Economic Development	5.000	07/01/2027	Aa2/AA+/AA-@	1,415,000	1,525,526
KY Turnpike Authority Economic Development	5.000	07/01/2029	Aa2/AA+*/AA-@	8,140,000	8,686,845
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa2	3,105,000	3,147,011
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa2	2,090,000	2,181,647
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	A*	3,000,000	3,598,320
Scott County KY School District	5.000	03/01/2021	Aa2	1,240,000	1,324,853
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa2	500,000	531,905
Whitley County KY School Finance	4.800	02/01/2021	Aa2	800,000	828,736

					115,952,307
PREREFUNDED BONDS
6.34% of Net Assets
KY Development Finance Authority - Catholic Health	5.500	09/01/2014	Aa2/AA@	1,375,000	1,451,711
KY Development Finance Authority - Catholic Health	5.250	09/01/2021	Aa2/AA@	2,000,000	2,105,780
KY State Property & Building #73	5.500	11/01/2013	Aa2/A+*/AA-@	1,500,000	1,595,145
KY State Property & Building #85	5.000	08/01/2020	Aa2/AAA*/AA-@	5,760,000	6,718,982
KY State Property & Building #85	5.000	08/01/2022	Aa2/AAA*/AA-@	8,200,000	9,565,218
KY State Property & Building #85	5.000	08/01/2023	Aa2/AAA*/AA-@	7,500,000	8,748,675
KY State Property & Building #85	5.000	08/01/2024	Aa2/AAA*/AA-@	13,300,000	15,514,317
KY State Property & Building #85	5.000	08/01/2025	Aa2/AAA*/AA-@	2,500,000	2,916,225
KY State Property & Building #77	5.250	08/01/2015	AAA*/AA-@	1,140,000	1,291,335
Knox County General Obligation	5.625	06/01/2036	NR	2,490,000	2,968,279
University of Kentucky Housing and Dining	4.400	06/01/2017	Aa3	2,815,000	3,105,114

					55,980,781
ESCROWED TO MATURITY BONDS
4.42% of Net Assets
Danville KY Multi-City Lease Revenue - Hopkinsville	6.875	06/01/2012	A2	650,000	705,582
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	A*	4,980,000	4,980,398
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2018	A*	33,000,000	33,199,320
KY Development Finance Authority - Norton Health	6.125	10/01/2010	NR	110,000	111,500

					38,996,800
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.03% of Net Assets
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2011	A3/A*	535,000	535,738
KY Development Finance Authority - King’s Daughters	5.000	02/01/2030	A1/A+*/A+@	4,000,000	4,036,200
KY Development Finance Authority - Baptist Heathcare System	5.375	08/15/2024	Aa3/AA-@	1,205,000	1,299,966
KY Development Finance Authority - Baptist Heathcare System	5.625	08/15/2027	Aa3/AA-@	3,000,000	3,242,220
KY Development Finance Authority - Green River	6.000	11/01/2010	Aa3	365,000	365,193
KY Development Finance Authority - Catholic Health	5.000	05/01/2029	Aa2/AA*/AA@	2,500,000	2,525,875
KY Development Finance Authority - Catholic Health	5.000	05/01/2029	Aa2/AA*/AA@	2,410,000	2,465,141

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Development Finance Authority - St. Elizabeth	5.125%	05/01/2029	AA-*/AA-@	$2,750,000	$2,839,568
KY Development Finance Authority - St. Elizabeth	5.375	05/01/2034	AA-*/AA-@	2,000,000	2,068,780
KY Development Finance Authority - Norton Health	6.125	10/01/2010	A-@	230,000	231,860
KY Development Finance Authority - Catholic Health	5.125	10/01/2021	A1/AA-*/AA-@	1,000,000	1,021,080
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	600,000	597,600
Louisville & Jefferson County Metropolitan Health - Norton Health	5.250	10/01/2036	A-*/A-@	3,160,000	3,111,052
Pike County KY Mortgage Revenue - Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,436,218

					26,776,491
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.82% of Net Assets
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	7,380,000	7,480,737
KY Housing Corporation	4.950	01/01/2033	Aaa/AAA*	5,065,000	5,077,561
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,263,280
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,535,000	1,603,093
KY Housing Corporation	5.375	07/01/2033	Aaa/AAA*	2,175,000	2,265,524
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,034,360
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	1,900,000	1,924,605
KY Housing Corporation	4.850	07/01/2029	Aaa/AAA*	3,200,000	3,262,528

					24,911,688
MUNICIPAL UTILITY REVENUE BONDS
2.34% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA-*	1,140,000	1,175,135
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3/AA-*	2,865,000	3,218,025
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA-*	2,500,000	2,793,175
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,148,720
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,284,936

					20,619,991
PUBLIC FACILITIES REVENUE BONDS
1.17% of Net Assets
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	Aa3	1,510,000	1,547,644
Boone County KY Public Property Corporation - AOC Judicial	5.000	09/01/2019	Aa2	1,000,000	1,070,490
Boone County KY Public Property Corporation - Judicial Facility	5.125	09/01/2022	Aa2	1,750,000	1,875,265
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2/AA*	2,500,000	2,788,500
Wolfe County Public Property	5.000	04/01/2030	Aa2	2,855,000	3,081,116

					10,363,015
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.64% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,244,728
Louisville & Jefferson County - Papa John’s Stadium	4.750	03/01/2028	Aa2/AA-*	3,250,000	3,409,445

					5,654,173
GENERAL OBLIGATION BONDS
.37% of Net Assets
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,359,080
Louisville KY General Obligation	5.000	11/01/2019	Aa1/AA+*	1,775,000	1,865,330

					3,224,410
Total Investments (cost $834,829,980)(See (a) below for further explanation) 98.01% of Net Assets					$865,329,482

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$32,015,318
Unrealized depreciation	(1,515,816)

Net unrealized appreciation	$30,499,502

Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	865,329,482
Level 3	Significant Unobservable Inputs	—

$865,329,482

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010

ASSETS:
Investments in securities, at value (Cost: $834,829,980)		$865,329,482
Cash		10,155,010
Interest receivable		11,370,481

Total assets		886,854,973
LIABILITIES:
Payable for:
Distributions to shareholders	3,137,837
Fund shares redeemed	297,250
Investment advisory fee	281,205
Transfer agent fee	14,495
Trustee fees	20,045
Accrued expenses	207,259

Total liabilities		3,958,091

NET ASSETS:
Capital		852,088,366
Net accumulated realized gain on investment transactions		309,014
Net unrealized appreciation in value of investments		30,499,502

Net assets at value		$882,896,882

NET ASSET VALUE, offering price and redemption price per share ($882,896,882 -:-115,104,812 shares outstanding; unlimited number of shares authorized; no par value)		$7.67

STATEMENT OF OPERATIONS

For the year ended June 30, 2010

Net investment income:
Interest income	$36,587,647

Expenses:
Investment advisory fee	3,291,171
Transfer agent fee	1,005,830
Custodian expense	141,042
Professional fees	203,629
Trustee fees	87,885
Other expenses	145,186

Total expenses	4,874,743
Custodian expense reduction	(9,214)

Net expenses	4,865,529

Net investment income	31,722,118

Realized and unrealized gain on investments:
Net realized gain	592,049
Net change in unrealized appreciation/depreciation	20,690,042

Net realized and unrealized gain on investments	21,282,091

Net increase in net assets resulting from operations	$53,004,209

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2010 and 2009

	2010	2009
Operations:
Net investment income	$31,722,118	$30,399,605
Net realized gain on investments	592,049	1,866,394
Net change in unrealized appreciation/depreciation	20,690,042	9,851,647

Net increase in net assets resulting from operations	53,004,209	42,117,646
Distributions from net investment income	(31,722,118)	(30,399,605)
Distributions from capital gains	(1,628,317)	(1,239,797)
Net fund share transactions (Note 4)	74,320,068	43,831,411

Total increase	93,973,842	54,309,655
Net assets:
Beginning of year	788,923,040	734,613,385

End of year	$882,896,882	$788,923,040

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$7.49	$7.39	$7.43	$7.40	$7.67

Income from investment operations:
Net investment income	0.29	0.29	0.29	0.30	0.30
Net gains/(losses) on securities,both realized and unrealized	0.20	0.11	(0.04)	0.04	(0.27)

Total from investment operations	0.49	0.40	0.25	0.34	0.03
Less distributions:
Distributions from net investment income	(0.29)	(0.29)	(0.29)	(0.30)	(0.30)
Distributions from capital gains	(0.02)	(0.01)	— (b)	(0.01)	—

Net asset value, end of year	$7.67	$7.49	$7.39	$7.43	$7.40

Total return	6.58%	5.65%	3.47%	4.51%	0.41%
Net assets, end of year (in thousands)	$882,897	$788,923	$734,613	$702,473	$686,929
Ratio of net expenses to average net assets (a)	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets	3.81%	3.99%	3.94%	3.94%	4.00%
Portfolio turnover	4.76%	6.09%	5.69%	6.76%	17.60%

(a)	Percentages are after custodian reduction for which no recovery will be sought.

Percentages before custodian reduction were:

.58% for 2010; .58% for 2009; .58% for 2008; .58% for 2007; and .59% for 2006.

(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2010

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
68.10% of Net Assets
Boone-Florence Water Supply System Revenue	4.300%	12/01/2011	Aa3	$505,000	$525,720
Bowling Green General Obligation - Series A	4.000	06/01/2016	Aa2	375,000	401,373
Bullitt County KY School District Finance Corporation	4.000	10/01/2014	Aa2	150,000	165,260
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	A2	1,050,000	1,053,686
Kenton County KY School District Finance Corporation	5.000	06/01/2016	Aa2	250,000	274,368
KY Asset Liability Commission	5.000	05/01/2016	Aa2/A+*/AA-@	1,000,000	1,113,660
KY Asset Liability Project Notes	5.000	09/01/2013	Aa2/AA*/AA-@	865,000	968,912
KY Asset Liability Project Notes	5.000	09/01/2016	Aa2/AA*/AA-@	2,000,000	2,226,460
KY Asset Liability Project Notes	5.000	09/01/2015	Aa2/AA*/AA-@	275,000	315,026
KY Asset Liability Project Notes	4.500	09/01/2016	Aa2/AA*/AA-@	175,000	195,207
KY Asset Liability Project Notes	5.000	09/01/2017	Aa2/AA*/AA-@	1,500,000	1,724,505
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa2/AA-*	1,250,000	1,401,575
KY Rural Water Finance Corporation	4.000	02/01/2014	Baa1/AA-*	300,000	321,042
KY State Property & Building #84	5.000	08/01/2019	Aa2/A+*/AA-@	1,000,000	1,136,700
KY State Property & Building #87	5.000	03/01/2020	Aa2/A+*/AA-@	3,000,000	3,278,490
KY State Property & Building #88	5.000	11/01/2012	Aa3/AAA*/AA-@	1,000,000	1,093,090
KY State Property & Building #82	5.250	10/01/2013	Aa2/AAA*/AA-@	1,400,000	1,573,137
KY State Property & Building #82	5.250	10/01/2015	Aa2/AAA*/AA-@	2,525,000	2,911,729
KY State Property & Building #82	5.250	10/01/2017	Aa2/AAA*/AA-@	1,000,000	1,160,470
KY State Property & Building #74	5.375	02/01/2011	Aa2/AAA*/AA-@	1,005,000	1,030,979
Ky State Property & Building #85	5.000	08/01/2016	Aa2/AAA*/AA-@	585,000	650,292
KY State Property & Building #88	5.000	11/01/2014	Aa2/A+*/AA-@	1,000,000	1,132,430
KY State Property & Building #88	5.000	11/01/2015	Aa2/A+*/AA-@	955,000	1,083,247
KY State Property & Building #83	5.000	10/01/2016	Aa2/A+*/AA-@	775,000	878,796
KY State Property & Building #83	5.000	10/01/2019	Aa2/A+*/AA-@	1,750,000	1,988,455
KY State Property & Building #89	5.000	11/01/2014	Aa2/AAA*/AA-@	2,000,000	2,271,120
KY State Property & Building #89	5.000	11/01/2015	Aa2/AAA*/AA-@	2,230,000	2,543,894
KY State Turnpike Authority Economic Development	5.250	07/01/2014	Aa2/AAA*/AA-@	500,000	574,255
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aa2/AA+*/AA-@	2,570,000	2,907,698
Lexington Fayette Urban County Government Public Property	4.000	05/01/2017	Aa1/AA+*	180,000	192,348
Louisville & Jefferson County Metropolitian Sewer	5.000	05/15/2018	Aa3/AA-*/AA-@	1,220,000	1,358,836
Louisville & Jefferson County Metropolitian Sewer	5.000	05/15/2016	Aa3/AAA*/AA-@	500,000	559,460
Louisville & Jefferson County Metropolitian Sewer	5.000	05/15/2016	Aa3/AA-*	100,000	114,106
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aa3	1,025,000	1,027,542
Oldham County School Building Corporation	4.375	06/01/2018	Aa2	2,570,000	2,821,269
Paducah Electric Plant	3.000	10/01/2014	Aa3/A@	750,000	786,983
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa2	785,000	852,023
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa2	1,330,000	1,438,435
Western KY University	3.000	09/01/2014	Aa2/AAA*	1,000,000	1,047,560

					47,100,138
LEASE REVENUE BONDS
13.58% of Net Assets
Gallatin County School District Finance Corporation	4.000	05/01/2016	Aa2	175,000	190,556
Hazard KY Independent School District Finance Corporation	3.850	09/01/2017	Aa2	200,000	212,412
KY Infrastructure Authority - Series A	5.250	06/01/2014	Aa2/A+*/AA-@	1,240,000	1,277,659
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,328,812
KY State Property & Building #94	5.000	05/01/2014	Aa2/A+*/AA-@	1,000,000	1,118,460
KY State Property & Building #94	5.000	05/01/2015	Aa2/A+*/AA-@	1,245,000	1,402,840
KY State Property & Building	5.000	11/01/2015	Aa2/A+*/AA-@	250,000	283,840
KY State Property & Building	5.000	11/01/2014	Aa2/A+*/AA-@	750,000	849,323
KY Turnpike Authority Economic Development Road Revenue	5.000	07/01/2014	Aa2/AA+*/AA-@	750,000	850,673
KY Turnpike Economic Development	5.000	07/01/2016	Aa2/AA+*/AA-@	750,000	857,055
Madison County KY School District Finance Corporation Revenue	3.500	05/01/2013	Aa2	470,000	501,401
Pulaski County KY Public Property	3.750	12/01/2014	Aa2	480,000	523,214

					9,396,245
MUNICIPAL UTILITY REVENUE BONDS
4.75% of Net Assets
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	AA3/AA-*	1,000,000	1,134,190
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA-*	1,000,000	1,138,660
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	AaA/AAA*	1,000,000	1,013,780

					3,286,630
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.14% of Net Assets
KY Development Finance Authority - King’s Daughters	5.000	02/01/2016	A1/A+*/A+@	1,000,000	1,084,990
KY Economic Development Finance Authority - Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,041,270
KY Development Finance Authority - St. Elizabeth	5.000	05/01/2015	AA-*/AA-@	400,000	436,124
KY Economic Development Finance Authority - Catholic Health	4.000	05/01/2015	Aa2/AA*/AA@	250,000	263,068
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	A-@	35,000	35,283

					2,860,735

The accompanying footnotes are an integral part of line financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

June 30, 2010

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.36% of Net Assets
KY Housing Corporation	4.875%	07/01/2023	Aaa/AAA*	$1,500,000	$1,566,540
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	760,238

					2,326,778
PREREFUNDED BONDS
2.63% of Net Assets
KY Development Finance Authority - Norton Health	5.850	10/01/2015	A*	885,000	1,023,768
KY State Property & Building #73	5.250	11/01/2011	Aa2/A+*/ AA-@	750,000	793,530

					1,817,298
CERTIFICATES OF PARTICIPATION BONDS
1.14% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa2	770,000	785,485

					785,485
GENERAL OBLIGATION BONDS
.92% of Net Assets	5.500	08/15/2010	Aa1/AA+*	635,000	638,937

					638,937
ESCROWED TO MATURITY BONDS
.03% of Net Assets
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	NR	20,000	20,273

					20,273

Total Investments (cost $65,475,496)(See (a) below for further explanation) 98.65% of Net Assets					$68,232,519

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,881,829
Unrealized depreciation	(124,806)

Net unrealized appreciation	$2,757,023

Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregationinto the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	68,232,519
Level 3	Significant Unobservable Inputs	—

$68,232,519

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010

ASSETS:
Investments in securities, at value (Cost: $65,475,496)		$68,232,519
Cash		469,974
Interest receivable		777,900

Total assets		69,480,393
LIABILITIES:
Payable for:
Investments purchased	195,925
Distributions to shareholders	46,195
Fund shares redeemed	17,262
Investment advisory fee	28,259
Transfer agent fee	2,069
Trustee fees	5,285
Accrued expenses	19,047

Total liabilities		314,042

NET ASSETS:
Capital		67,639,823
Net accumulated realized loss on investment transactions		(1,230,495)
Net unrealized appreciation in value of investments		2,757,023

Net assets at value		$69,166,351

NET ASSET VALUE, offering price and redemption price per share ($69,166,351 -:- 12,906,144 shares outstanding; unlimited number of shares authorized; no par value)		$5.36

STATEMENT OF OPERATIONS

For the year ended June 30, 2010

Net investment income:
Interest income	$2,278,373

Expenses:
Investment advisory fee	323,591
Transfer agent fee	83,662
Custodian expense	10,933
Professional fees	21,079
Trustee fees	6,812
Other expenses	23,068

Total expenses	469,145
Custodian expense reduction	(714)

Net expenses	468,431

Net investment income	1,809,942

Realized and unrealized gain on investments:
Net realized gain	150,390
Net change in unrealized appreciation/depreciation	1,168,163

Net realized and unrealized gain on investments	1,318,553

Net increase in net assets resulting from operations	$3,128,495

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2010 and 2009

	2010	2009
Operations:
Net investment income	$1,809,942	$1,797,615
Net realized gain/(loss) on investments	150,390	(45,876)
Net change in unrealized appreciation/depreciation	1,168,163	1,008,397

Net increase in net assets resulting from operations	3,128,495	2,760,136
Distributions from net investment income	(1,809,942)	(1,797,615)
Net fund share transactions (Note 4)	7,277,772	5,652,736

Total increase	8,596,325	6,615,257
Net assets:
Beginning of year	60,570,026	53,954,769

End of year	$69,166,351	$60,570,026

Selected data for a share outstanding:

	For the years ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$5.25	$5.16	$5.13	$5.14	$5.28

Income from investment operations:
Net investment income	0.15	0.17	0.17	0.17	0.15
Net gains/(losses) on securities, both realized and unrealized	0.11	0.09	0.03	(0.01)	(0.14)

Total from investment operations	0.26	0.26	0.20	0.16	0.01
Less distributions:
Distributions from net investment income	(0.15)	(0.17)	(0.17)	(0.17)	(0.15)

Net asset value, end of year	$5.36	$5.25	$5.16	$5.13	$5.14

Total return	4.99%	5.02%	3.94%	3.10%	0.22%
Net assets, end of year (in thousands)	$69,166	$60,570	$53,955	$61,302	$84,048
Ratio of net expenses to average net assets (a)	0.72%	0.72%	0.72%	0.72%	0.71%
Ratio of net investment income to average net assets	2.80%	3.16%	3.28%	3.25%	2.92%
Portfolio turnover	20.26%	15.64%	14.17%	4.87%	17.86%

(a)	Percentages are after custodian reduction for which no recovery will be sought.

Percentages before custodian reduction were:

.72% for 2010; .72% for 2009; .73% for 2008; .72% for 2007; and .72% for 2006.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

June 30, 2010

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
78.71% of Net Assets
De Soto County MS School District		4.500%	04/01/2016	Aa2	$30,000	$31,626
Hinds County MS Revenue Refunding - MS Methodist Hospital		5.600	05/01/2012	NR	10,000	10,201
Jackson MS Municipal Airport Authority		5.000	10/01/2031	A3/A-@	170,000	173,288
Medical Center Educational Building Corporation MS Revenue		5.500	12/01/2023	Aa3	120,000	133,138
MS Business Finance Corporation MS Pollution Control Revenue		4.600	04/01/2022	Baa1/A-*	100,000	100,004
MS Development Bank Special Obligation Capital Project	^^	5.000	07/01/2031	NR	75,000	70,719
MS Development Bank Special Obligation Southaven Water		5.000	03/01/2025	A+*	325,000	341,123
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2027	Aa3/AA-*	125,000	131,131
MS Development Bank Special Obligation Highway - Desoto		4.750	01/01/2035	Aa3/AA-*	125,000	127,050
MS Development Bank Special Obligation Multi-Purpose		5.000	07/01/2021	Aa3/AAA*	50,000	51,060
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2025	Aa2/AAA*	100,000	104,581
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2029	Aa2/AAA*	60,000	61,745
MS Development Bank Special Obligation Horn Lake		5.000	10/01/2020	A*	50,000	51,418
MS Development Bank Special Obligation Capital Improvement		5.250	07/01/2026	Aa3/AAA*	125,000	131,883
MS Development Bank Special Obligation Lee County School		4.500	09/01/2021	A1	100,000	101,023
MD Development Bank Special Obligation Jackson Public		5.375	04/01/2028	Aa2	70,000	76,455
MS Development Bank Special Obligation Hinds Community		5.000	10/01/2026	Aa2	85,000	91,650
MS Development Bank Special Obligation Hinds College		5.125	10/01/2028	Aa2	100,000	107,980
MS Development Bank Special Obligation Hinds College		5.375	10/01/2033	Aa2	60,000	64,497
MS Development Bank Special Obligation Capital Projects	^^	5.875	07/01/2024	NR	55,000	57,323
MS Development Bank Special Obligation Capital Projects		5.000	07/01/2024	NR	370,000	355,585
MS Development Bank Special Obligation Jackson Water & Sewer		5.000	09/01/2032	Aa2/A+*	150,000	151,865
MS Development Bank Special Obligation Combination		5.000	07/01/2018	Aa3/AAA*	100,000	104,319
MS Home Corporation Single Family Mortgage - Series E-1		5.050	12/01/2028	Aaa	65,000	67,181
MS Development Bank Special Obligation Lowndes County		5.000	07/01/2022	Aa3/AAA*	80,000	85,498
MS Development Bank Special Obligation Covington Hospital		5.000	07/01/2027	A*	150,000	144,185
MS Development Special Obligation Madison County Highway		5.000	01/01/2027	Aa3/AA-*	295,000	309,959
MS Development Bank Special Obligation City of Jackson		5.000	03/01/2022	Aa2/AA-*	200,000	214,338
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2027	Aa3/AA-*	175,000	183,584
MS Development Bank Special Obligation Jones County College		5.100	03/01/2028	AAA*	55,000	57,868
MS Development Bank Special Obligation Jones County Junior		5.000	03/01/2033	AAA*	150,000	156,090
MS Development Bank Special Obligation Jones County Junior		5.125	03/01/2039	AAA*	45,000	46,443
MS State Refunding Notes Projects - Series C		5.000	12/01/2022	Aa2/AA*/AA+@	200,000	217,981
MS State University Educational Building Corporate Revenue		5.000	08/01/2024	Aa2/A+*/AA@	350,000	368,750
Olive Branch MS Public Improvement		4.125	06/01/2022	A1	100,000	100,612
Olive Branch MS Water & Sewer Revenue		4.500	03/01/2014	Aa3	30,000	31,016
Pearl River County MS Certificate of Participation		4.500	04/01/2021	Baa1	200,000	203,406
University Southern MS Education Building - Series A		5.000	03/01/2022	Aa2	100,000	107,275
University Southern MS Educational Building Corporation		5.000	03/01/2032	Aa2	50,000	51,589

						4,975,439
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.95% of Net Assets
Alcorn State University Educational Building MS Revenue		5.125	09/01/2034	Aa2	95,000	98,546
Jackson State University Education Building		5.000	03/01/2034	Aa2/AA-*	175,000	179,989
MS State University Educational Building Corporate Revenue		5.250	08/01/2033	Aa2/AA@	50,000	53,501
University Southern MS Educational Building Corporation		5.125	09/01/2029	Aa2/A+*	100,000	107,288

						439,324
GENERAL OBLIGATION BONDS
6.71% of Net Assets
Jackson MS Redevelopment Authority Urban Renewal Revenue		5.600	11/01/2021	Aa3	20,000	20,182
MS Development Bank Special Obligation Public Improvement		4.750	12/01/2019	A- *	145,000	145,020
MS State General Obligation		5.100	11/15/2012	Aa2/AA*/AA+@	10,000	10,997
MS State Refunding - Series A		5.250	11/01/2019	Aa2/AA*/AA+@	200,000	237,472
Richland MS Tax Increment		5.600	06/01/2013	NR	10,000	10,376

						424,047
LEASE REVENUE BONDS
3.67% of Net Assets
MS Development Bank Special Obligation Desoto County		5.250	07/01/2031	A*	225,000	232,236

						232,236
PREREFUNDED BONDS
1.04% of Net Assets
MS Development Bank Special Obligation Natchez Convention		5.800	07/01/2019	A*	25,000	28,848
MS Development Bank Special Obligation Gulfport Combined Water		5.500	07/01/2015	Aa3/AAA*	10,000	11,152
MS Development Bank Special Obligation Desoto County		5.900	07/01/2021	A*	5,000	5,264
MS Development Bank Special Obligation Rankin County		5.400	07/01/2014	Aa3/AAA*	10,000	10,001
Southern MS University Educational Building Corporation		5.750	03/01/2021	NR	10,000	10,444

						65,709

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

June 30, 2010

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Fair Value
ESCROWED TO MATURITY BONDS
.70% of Net Assets
Harrison County MS Wastewater Management District	5.000%	02/01/2015	Baa1/AAA	*	$25,000	$28,061
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	NR		15,000	15,890

						43,951

Total Investments (cost $6,074,818) (See (a) below for further explanation) 97.78% of Net Assets						$6,180,706

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.
^^

On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$167,287
Unrealized depreciation	(61,399)

Net unrealized appreciation	$105,888

Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	6,180,706
Level 3	Significant Unobservable Inputs	—

$6,180,706

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010

ASSETS:
Investments in securities, at value (Cost: $6,074,818)		$6,180,706
Cash		68,851
Interest receivable		101,264

Total assets		6,350,821
LIABILITIES:
Payable for:
Distributions to shareholders	17,438
Fund shares redeemed	215
Investment advisory fee	314
Transfer agent fee	1,788
Trustee fees	29
Accrued expenses	9,754

Total liabilities		29,538

NET ASSETS:
Capital		6,248,685
Net accumulated realized loss on investment transactions	(33,290)
Net unrealized appreciation in value of investments		105,888

Net assets at value		$6,321,283

NET ASSET VALUE, offering price and redemption price per share ($6,321,283 -:- 554,240 shares outstanding; unlimited number of shares authorized; no par value)		$11.41

STATEMENT OF OPERATIONS

For the year ended June 30, 2010

Net investment income:
Interest income	$242,792

Expenses:
Investment advisory fee	27,370
Transfer agent fee	8,211
Custodian expense	917
Pricing fees	5,000
Professional fees	2,481
Trustee fees	572
Registration fees	2,661
Other expenses	2,800

Total expenses	50,012
Fees waived by Adviser	(25,288)
Custodian expense reduction	(60)

Net expenses	24,664

Net investment income	218,128

Realized and unrealized gain/(loss) on investments:
Net realized loss	(9,789)
Net change in unrealized appreciation/depreciation	184,498

Net realized and unrealized gain on investments	174,709

Net increase in net assets resulting from operations	$392,837

The accompanying notes are an intergral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2010 and 2009

	2010	2009
Operations:
Net investment income	$218,128	$193,916
Net realized loss on investments	(9,789)	(8,356)
Net change in unrealized appreciation/depreciation	184,498	(21,357)

Net increase in net assets resulting from operations	392,837	164,203
Distributions from net investment income	(218,128)	(193,916)
Net fund share transactions (Note 4)	1,145,823	583,694

Total increase	1,320,532	553,981
Net assets:
Beginning of year	5,000,751	4,446,770

End of year	$6,321,283	$5,000,751

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$11.03	$11.08	$11.24	$11.25	$11.84

Income from investment operations:
Net investment income	0.45	0.45	0.45	0.45	0.46
Net gains/(losses) on securities,both realized and unrealized	0.38	(0.05)	(0.16)	0.04	(0.54)

Total from investment operations	0.83	0.40	0.29	0.49	(0.08)
Less distributions:
Distributions from net investment income	(0.45)	(0.45)	(0.45)	(0.45)	(0.46)
Distributions from capital gains	—	— (b)	— (b)	(0.05)	(0.05)

Net asset value, end of year	$11.41	$11.03	$11.08	$11.24	$11.25

Total return	7.65%	3.72%	2.64%	4.39%	(0.76)%
Net assets, end of year (in thousands)	$6,321	$5,001	$4,447	$5,103	$4,970
Ratio of net expenses to average net assets (a)	0.45%	0.44%	0.45%	0.45%	0.46%
Ratio of net investment income to average net assets	3.99%	4.11%	4.02%	3.98%	3.95%
Portfolio turnover	10.04%	9.30%	2.79%	11.57%	16.33%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction, for which no recovery of these waivers and reductions will be sought.

Expenses waived by Adviser and Custodian reduction were:

.46% and .0% for 2010; .53% and .08% for 2009; .46% and .10% for 2008; .43% and .09% for 2007; and .44% and .10% for 2006, respectively.

(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

June 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
57.53% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa2/AA*	$1,000,000	$1,031,510
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A-*	1,000,000	1,049,300
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AAA*/AA@	1,000,000	1,072,180
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	NR	500,000	500,560
Charlotte NC Airport Revenue	5.250	07/01/2023	A1/A+*/A+@	1,000,000	1,058,320
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2025	A1/A+*/A+@	1,000,000	1,043,160
Dare County NC Certificates of Participation	5.125	06/01/2018	Aa3/AA-*/AA-@	500,000	522,135
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aa3/A+*	1,000,000	1,050,590
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aa3/A+*	1,690,000	1,752,969
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/A+*	750,000	779,700
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA-*/AA-@	1,000,000	1,031,530
Iredell County NC Certificates of Participation Public Facility	5.250	10/01/2020	Aa3/AA@	1,000,000	1,072,070
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA-*	1,000,000	1,058,700
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	Aa3/AAA*	500,000	519,300
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AAA*	550,000	583,902
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	100,021
Montgomery County NC Certificates of Participation - Series A	5.000	02/01/2030	A-*	1,680,000	1,716,775
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AAA*	890,000	934,367
New Hanover County NC Hospital Revenue	5.000	10/01/2019	A1/A+*	1,175,000	1,184,130
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aa3/AAA*	2,500,000	2,579,950
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Baa1	150,000	150,015
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/A*	1,000,000	1,176,090
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	A-*/BBB+@	1,000,000	1,054,000
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,166,580
NC Eastern Municipal Power Agency - Series B	6.000	01/01/2022	Aa3/AAA*/AA-@	750,000	880,395
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/A*/A@	1,000,000	1,074,380
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AAA*/AA+@	1,000,000	1,079,580
NC Medical Care Community Hospital Revenue - High Point	5.000	10/01/2019	NR	500,000	499,225
NC Medical Care Community Hospital Revenue - Rex Hospital	5.000	06/01/2017	A1/A+*/A+@	500,000	500,040
NC Medical Care Community Hospital Revenue - Stanly Hospital	5.375	10/01/2014	BBB+@	35,000	35,046
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aa3/AA-@	1,000,000	1,025,290
Raleigh Durham NC Airport Revenue	5.000	11/01/2020	Aa3/AA-@	1,000,000	1,022,420
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,028,180
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AAA*	750,000	780,735
Sampson County NC Certificates of Participation	5.000	06/01/2022	Aa3/AAA*	1,250,000	1,351,525
Sampson County NC Certificates of Participation	5.000	06/01/2026	Aa3/AAA*	1,000,000	1,056,790
University of NC System Pool Revenue - Series C	5.000	04/01/2019	Aa3	480,000	513,984
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	A*	1,000,000	1,046,190
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A*	580,000	600,387
University of NC System Pool Revenue - Series A	5.000	10/01/2026	Aa3	1,000,000	1,072,540
University of NC System Pool Revenue - Series A	5.000	10/01/2033	Aa3	950,000	994,375
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa2/AA*/AA@	1,500,000	1,542,045
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aa2/AA*	500,000	525,315
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	Aa3/AAA*/AA-@	780,000	839,249
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	Aa3/AAA*/AA-@	750,000	788,475
Wilson County Certificates of Participation Public Facility	5.000	05/01/2029	Aa3/AAA*/AA-@	1,355,000	1,405,704
Wilson Combined Enterprise System	4.700	12/01/2022	Aa3/AA@	500,000	514,140

					44,363,864

CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
15.23% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	Aa2/AA*/AA@	650,000	670,254
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	790,875
Charlotte NC Certificates of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,067,830
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA@	1,455,000	1,568,228
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA@	775,000	832,025
Charlotte NC Certificates of Participation Convention Facility	5.000	06/01/2034	Aa2/AA+*/AA@	750,000	792,510
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,036
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	572,116
Mecklenburg County NC Certificates of Participation - Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,066,190
Mecklenburg County NC Certificates of Participation - Series A	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	441,481
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,640,000	1,670,553
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	1,500,000	1,580,865
Winston Salem NC Certificates of Participation - Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	684,177

					11,742,140

HOSPITAL AND HEALTHCARE REVENUE BONDS
6.39% of Net Assets
Charlotte Mecklenburg Hospital Authority NC Health Care	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,125,916
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	A1/A+*/AA-@	1,000,000	1,048,400
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	Aa3/AA-*	1,000,000	1,010,870
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,620,000	1,674,092
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1/A+*/AA-@	45,000	45,250
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1/A+*/AA-@	25,000	25,141

					4,929,669

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

June 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
4.64% of Net Assets
NC Municipal Power Agency Number 1 Catawba Eleclic Revenue	5.000%	01/01/2030	A2/A*/A@	$1,445,000	$1,489,390
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	1,034,655
Raleigh NC Combined Enterprise System Revenue	5.000	03/01/2031	Aa1/AAA*/AAA@	1,000,000	1,055,930

					3,579,975
LEASE REVENUE BONDS
4.08% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	775,088
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa1/AA+*/AA+@	1,000,000	1,077,910
University NC University Revenues UNC Chapel Hill	5.000	12/01/2031	Aaa/AA+*/AA+@	1,215,000	1,295,506

					3,148,504
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.77% of Net Assets
NC Capital Facilites Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3/AA*	500,000	535,735
NC Capital Facilities Finance Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,322,700
NC Capital Facilities Financial Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	527,510
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	500,000	521,790

					2,907,735
PREREFUNDED BONDS
3.50% of Net Assets
New Hanover County NC Certificates of Participation	5.000	12/01/2022	Aa1/AA*	1,000,000	1,073,940
NC Eastern Municipal Power Agency Power System - Series A	6.000	01/01/2026	A-*/BBB+@	805,000	1,033,032
University of NC System Pool Revenue - Series C	5.000	04/01/2019	Aa3	520,000	592,285

					2,699,257
GENERAL OBLIGATION BONDS
2.85% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa2/AA*/AA+@	225,000	246,132
Iredell County NC Community College	5.000	04/01/2027	Aa2/AA*/AA+@	325,000	353,233
Wake County NC Limited Obligation - Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,597,631

					2,196,996
ESCROWED TO MATURITY BONDS
.45% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	NR	325,000	344,809

					344,809
STATE AND LOCAL MORTGAGE REVENUE BONDS
.12% of Net Assets
NC Housing Finance Agency Single Family Revenue - Series II	6.200	03/01/2016	Aa2/AA*	25,000	25,004
NC Housing Finance Agency Single Family Revenue - Series KK	5.875	09/01/2017	Aa2/AA*	40,000	40,007
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	30,000	30,001

					95,012

Total Investments (cost $74,290,208) (See (a) below for further explanation) 98.56% of Net Assets					$76,007,961

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.
NR	Not Rated
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,939,732
Unrealized depreciation	(221,979)

Net unrealized appreciation	$1,717,753

Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	76,007,961
Level 3	Significant Unobservable Inputs	—

$76,007,961

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010

ASSETS:
Investments in securities, at value (Cost: $74,290,208)		$76,007,961
Cash		494,607
Interest receivable		932,886
Prepaid expenses		1,426

Total assets		77,436,880
LIABILITIES:
Payable for:
Distributions to shareholders	206,436
Fund shares redeemed	48,152
Investment advisory fee	33,050
Transfer agent fee	1,753
Accrued expenses	31,735

Total liabilities		321,126

NET ASSETS:
Capital		75,862,747
Net accumulated realized loss on investment transactions		(464,746)
Net unrealized appreciation in value of investments		1,717,753

Net assets at value		$77,115,754

NET ASSET VALUE, offering price and redemption price per share ($77,115,754 -:- 7,003,841 shares outstanding; unlimited number of shares authorized; no par value)		$11.01

STATEMENT OF OPERATIONS

For the year ended June 30, 2010

Net investment income:
Interest income	$3,168,343

Expenses:
Investment advisory fee	362,360
Transfer agent fee	92,966
Custodian expense	12,222
Professional fees	15,735
Trustee fees	7,614
Other expenses	29,413

Total expenses	520,310
Custodian expense reduction	(801)

Net expenses	519,509

Net investment income	2,648,834

Realized and unrealized gain/(loss) on investments:
Net realized loss	(117,110)
Net change in unrealized appreciation/depreciation	2,027,701

Net realized and unrealized gain on investments	1,910,591

Net increase in net assets resulting from operations	$4,559,425

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2010 and 2009

	2010	2009
Operations:
Net investment income	$2,648,834	$2,450,110
Net realized gain/(loss) on investments	(117,110)	114,445
Net change in unrealized appreciation/depreciation	2,027,701	241,950

Net increase in net assets resulting from operations	4,559,425	2,806,505
Distributions from net investment income	(2,648,834)	(2,450,110)
Net fund share transactions (Note 4)	8,314,549	1,234,276

Total increase	10,225,140	1,590,671
Net assets:
Beginning of year	66,890,614	65,299,943

End of year	$77,115,754	$66,890,614

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$10.71	$10.62	$10.74	$10.74	$11.10

Income from investment operations:
Net investment income	0.40	0.41	0.41	0.41	0.42
Net gains/(losses) on securities,both realized and unrealized	0.30	0.09	(0.12)	— (b)	(0.36)

Total from investment operations	0.70	0.50	0.29	0.41	0.06
Less distributions:
Distributions from net investment income	(0.40)	(0.41)	(0.41)	(0.41)	(0.42)

Net asset value, end of year	$11.01	$10.71	$10.62	$10.74	$10.74

Total return	6.62%	4.83%	2.69%	3.85%	0.59%
Net assets, end of year (in thousands)	$77,116	$66,891	$65,300	$54,994	$48,770
Ratio of net expenses to average net assets (a)	0.72%	0.72%	0.71%	0.73%	0.72%
Ratio of net investment income to average net assets	3.66%	3.89%	3.76%	3.79%	3.89%
Portfolio turnover	5.92%	7.82%	11.03%	5.20%	12.73%

(a)	Percentages are after Custodian reduction for which no recovery will be sought.

Percentages before Custodian reduction were:

.72% for 2010; .72% for 2009; .72% for 2008; .74% for 2007; and.74% for 2006.

(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

June 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
55.95% of Net Assets
Asheville NC Water System Revenue Refunding	5.000%	08/01/2017	Aa2/AAA*	$140,000	$159,051
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA*	125,000	135,334
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	144,961
Catawba County NC Certificates of Participation Public School	5.250	06/01/2016	Aa2	125,000	137,656
Catawba County NC Certificates of Participation Public School	5.250	06/01/2018	Aa2	125,000	136,923
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa2/A*	200,000	217,192
Charlotte NC Certificates of Participation	5.000	08/01/2012	Aa2/AA+*/AA@	250,000	270,430
Dare County NC Certificates of Participation	5.250	06/01/2014	Aa3/AA-*/AA-@	150,000	168,528
Davie County NC Community College	4.000	06/01/2013	Aa3/A+*	250,000	268,825
Edgecombe County NC Schools	4.000	02/01/2015	A1/A+*	235,000	254,634
Harnett County NC Certificates of Participation - Series A	5.000	12/01/2015	Aa3/AAA*	125,000	142,444
Haywood NC Certificates of Participation Refunding	5.000	10/01/2016	A1/A*	635,000	693,890
Henderson County NC Certificates of Participation - Series A	5.250	05/01/2020	Aa3/AA-*/AA-@	300,000	319,581
Henderson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA-*/AA-@	50,000	54,619
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa3/AA-*	425,000	471,019
Johnston NC Memorial Hospital Authority	4.000	10/01/2012	Aa3/AAA*	200,000	209,938
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	Aa3/AAA*	100,000	104,938
Lee County NC Certificates of Participation	5.000	04/01/2016	Aa3/AAA*	215,000	235,182
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	405,736
Nash County NC Limited Obligation	3.000	10/01/2015	Aa3/AAA*	400,000	414,976
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AAA*	150,000	170,489
New Hanover County NC Certificates of Participation	5.000	03/01/2017	Aa1/AA*	250,000	271,013
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	Aa3/AAA*	1,100,000	1,181,532
North Carolina Medical Care Community Hospital Chatham Memorial	3.625	10/01/2010	NR	100,000	100,408
NC Eastern Municipal Power Agency	5.250	01/01/2019	Aa3/AAA*/BBB+@	250,000	276,390
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/A*/A@	200,000	214,876
NC Medical Care Community Hospital - Scotland Memorial	5.375	10/01/2011	BBB*	20,000	20,017
NC Medical Community Hospital - Wayne Memorial	4.750	10/01/2011	A2	350,000	351,771
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	Aa3/AA-*/AA@	100,000	107,236
Randolph County NC Certificates of Participation	5.000	06/01/2016	Aa3/AAA*	170,000	188,853
Rockingham NC Certificates of Participation	5.250	04/01/2013	Aa3/A+*	125,000	134,565
Sampson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AAA*	50,000	56,008
Sampson Area Development Corporation NC Refunding	4.000	06/01/2015	AAA*	150,000	162,011
Union County NC Certificates of Participation	5.000	06/01/2012	Aa2/AA-*/AA@	100,000	107,883
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA-*/AA@	250,000	271,975
University NC Wilmington Certificates of Participation	5.000	06/01/2014	A*	40,000	44,565
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A*	300,000	318,855

					8,924,304

CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
15.51% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA*/AA@	135,000	152,258
Cabarrus County NC Certificates of Participation	4.000	01/01/2015	Aa2/AA*/AA@	225,000	245,399
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa3/AA*/AA-@	150,000	168,546
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA+*	260,000	285,191
Charlotte NC Certificates of Participation	4.000	06/01/2012	Aa2/AA+*/AA@	50,000	52,973
Charlotte NC Certificates of Participation	4.375	12/01/2014	Aa2/AA+*	50,000	52,580
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa2/AA*	75,000	85,837
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	664,116
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2016	Aa1/AA+*/AA+@	200,000	223,556
NC State Certificates of Participation Wildlife Resources	5.250	06/01/2018	Aa1/AA+*/AA+@	500,000	543,325

					2,473,781

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.68% of Net Assets
University of NC Ashville Revenue	5.000	06/01/2014	A1	20,000	21,292
University of NC Revenue Refunding	5.000	12/01/2010	Aaa/AA+*/AA+@	195,000	198,764
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	289,253
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	395,938

					905,247

MUNICIPAL UTILITY REVENUE BONDS
5.26% of Net Assets
NC Eastern Municipal Power Agency	5.375	01/01/2017	Baa1/A-*/BBB+@	200,000	213,362
NC Eastern Municipal Power Agency - Series B	3.250	01/01/2015	Baa1/A-*/BBB+@	250,000	258,800
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	227,164
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	139,881

					839,207

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

June 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.73% of Net Assets
Charlotte-Mecklenburg Hospital	5.000%	01/15/2019	Aa3/AA-*	$200,000	$214,740
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	156,407
NC Medical Care Community Hospital Pitt Memorial	4.400	12/01/2011	A1/A+*/AA-@	275,000	275,715
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA*/AA@	100,000	107,520

					754,382

LEASE REVENUE BONDS
3.42% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A*/A@	125,000	141,083
NC Infrastructure Finance Corporation - Correctional Facility	5.000	10/01/2017	Aa1/AA+*/AA+@	150,000	164,247
NC Infrastructure Correctional Facilities Projects	5.000	10/01/2019	Aa1/AA+*/AA+@	100,000	108,870
Wake County NC	3.000	01/01/2015	Aa1/AA+*/AA+@	125,000	131,681

					545,881

GENERAL OBLIGATION BONDS
2.68% of Net Assets
Mecklenburg County NC Refunding -Series A	5.000	08/01/2014	Aaa/AAA*/AAA@	125,000	143,506
NC State Public Improvement - Series A	5.000	03/01/2019	Aaa/AAA*/AAA@	250,000	283,390

					426,896

PUBLIC FACILITIES REVENUE BONDS
2.46% of Net Assets
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	A1/A+*/A+@	350,000	392,130

					392,130

PREREFUNDED BONDS
1.93% of Net Assets
Cary County NC Certificates of Participation	5.000	12/01/2017	Aa1/AA+*/AA+@	250,000	275,490
University of NC Ashville Revenue	5.000	06/01/2014	A1	30,000	32,425

					307,915

STATE AND LOCAL MORTGAGE REVENUE BONDS
.76% of Net Assets
NC Housing Financial Agency Home Ownership - Series 16B	4.125	07/01/2012	Aa2/AA*	115,000	120,864

					120,864

Total Investments (cost $15,259,501) (See (a) below for further explanation) 98.38% of Net Assets					$15,690,601

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$431,682
Unrealized depreciation	(582)

Net unrealized appreciation	$431,100

Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	15,690,601
Level 3	Significant Unobservable Inputs	—

$15,690,601

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010

ASSETS:
Investments in securities, at value (Cost: $15,259,501)		$15,690,601
Cash		113,738
Interest receivable		181,193

Total assets		15,985,532
LIABILITIES:
Payable for:
Distributions to shareholders	8,217
Fund shares redeemed	1,534
Investment advisory fee	6,399
Transfer agent fee	310
Trustee fee	312
Accrued expenses	17,752

Total liabilities		34,524

NET ASSETS:
Capital		15,599,430
Net accumulated realized loss on investment transactions		(79,522)
Net unrealized appreciation in value of investments		431,100

Net assets at value		$15,951,008

NET ASSET VALUE, offering price and redemption price per share ($15,951,008 -:- 1,479,165 shares outstanding; unlimited number of shares authorized; no par value)		$10.78

STATEMENT OF OPERATIONS

For the year ended June 30, 2010

Net investment income:
Interest income	$485,916

Expenses:
Investment advisory fee	69,364
Transfer agent fee	20,809
Custodian expense	2,307
Professional fees	8,466
Trustee fees	1,435
Other expenses	11,259

Total expenses	113,640
Custodian expense reduction	(154)

Net expenses	113,486

Net investment income	372,430

Realized and unrealized gain on investments:
Net realized gain	60,038
Net change in unrealized appreciation/depreciation	188,565

Net realized and unrealized gain on investments	248,603

Net increase in net assets resulting from operations	$621,033

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2010 and 2009

	2010	2009
Operations:
Net investment income	$372,430	$345,549
Net realized gain on investments	60,038	13,645
Net change in unrealized appreciation/depreciation	188,565	207,238

Net increase in net assets resulting from operations	621,033	566,432
Distributions from net investment income	(372,430)	(345,549)
Net fund share transactions (Note 4)	4,040,525	306,732

Total increase	4,289,128	527,615
Net assets:
Beginning of year	11,661,880	11,134,265

End of year	$15,951,008	$11,661,880

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$10.57	$10.37	$10.30	$10.31	$10.60

Income from investment operations:
Net investment income	0.29	0.32	0.32	0.32	0.30
Net gains/(losses) on securities,both realized and unrealized	0.21	0.20	0.07	(0.01)	(0.29)

Total from investment operations	0.50	0.52	0.39	0.31	0.01
Less distributions:
Distributions from capital gains	—	—	—	— (b)	—
Distributions from net investment income	(0.29)	(0.32)	(0.32)	(0.32)	(0.30)

Net asset value, end of year	$10.78	$10.57	$10.37	$10.30	$10.31

Total return	4.77%	5.07%	3.78%	2.97%	0.06%
Net assets, end of year (in thousands)	$15,951	$11,662	$11,134	$11,281	$13,187
Ratio of net expenses to average net assets (a)	0.82%	0.81%	0.82%	0.81%	0.74%
Ratio of net investment income to average net assets	2.69%	3.04%	3.03%	3.01%	2.83%
Portfolio turnover	17.94%	10.14%	23.91%	13.33%	19.07%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction, for which no recovery of these waivers and reductions will be sought.

Expenses waived by Adviser and Custodian reduction were:

0% and 0% for 2010; .02% and .03% for 2009; 0% and .04% for 2008; 0% and .04% for 2007; and .05% and .03% for 2006, respectively.

(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

June 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
53.33% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2025	Aa2/AA-*	$100,000	$108,215
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA-*	1,500,000	1,604,580
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA-*	750,000	774,758
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	NR	1,050,000	1,085,196
Blount County TN Building Authority Local Government Public	5.000	06/01/2032	Aa3	750,000	770,258
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	Aa3/AAA*/AA@	1,000,000	1,059,770
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2	1,250,000	1,270,238
Cleveland TN General Obligation - Series A	5.000	06/01/2027	Aa3/A+*	680,000	703,181
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,298,269
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aa2	1,000,000	1,041,280
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	A+*	1,000,000	1,049,080
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,694,787
Giles County TN ^	4.500	02/01/2018	Aa3	1,000,000	1,050,920
Greene County TN General Obligation - Series B	5.000	06/01/2024	Baa1	505,000	527,038
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2026	AA*	1,000,000	1,056,180
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2031	AA*	740,000	768,705
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aa2	1,410,000	1,458,095
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2032	Aa2	1,420,000	1,471,802
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	Aa3	200,000	207,106
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	Aa2	1,000,000	1,031,200
Knox County TN Health Educational & Housing Facilities Ft. Sanders	6.250	01/01/2013	Baa1/A*	10,000	10,859
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aa3/AAA*/AA@	450,000	454,739
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aa2/AA*	1,550,000	1,581,326
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aa2/AA+*	1,150,000	1,177,922
Knoxville TN Waste Water System Revenue Improvement - Series A	5.000	04/01/2037	Aa2/AA+*	370,000	379,878
Manchester TN Refunding General Obligation	5.000	06/01/2038	AAA*	100,000	104,368
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,095,255
Memphis Shelby County Airport Authority - Series A	5.000	07/01/2035	Aa3/AAA*/A+@	1,000,000	1,025,320
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa1/AA*/AA@	1,000,000	1,069,290
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa1/AA*/AA@	1,000,000	1,062,410
Metro Nashville & Davidson County TN Multi-family	4.600	11/01/2026	AAA*	885,000	889,514
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aa2/AAA*	1,000,000	1,073,340
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa1/AA*/AA@	1,400,000	1,508,652
Metropolitan Government Nashville and Davidson County	5.000	05/15/2028	Aa1/AA*/AA@	240,000	257,422
Montgomery County TN General Obligation	4.750	05/01/2020	Aa2/AA+*	1,000,000	1,066,070
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	255,018
Overton County TN Refunding - Schools General Obligation	5.000	04/01/2018	Baa1	1,000,000	1,078,650
Pigeon Forge TN Refunding - Series A	4.900	06/01/2028	Aa3/AAA*	1,000,000	1,046,710
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa2/AAA*	1,435,000	1,490,133
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2027	Aa3/AAA*	1,000,000	1,043,501
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	772,179
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	Aa3/AAA*	1,125,000	1,186,312
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aa1/AAA*	625,000	629,788
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa1/AA*/AA+@	1,395,000	1,480,904
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa1/AA*/AA+@	1,440,000	1,527,350
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aa3	2,460,000	2,506,371
White House Utility District TN Water & Sewer	5.000	01/01/2028	Aa3	1,235,000	1,272,284
White House Utility District TN Water & Sewer	5.000	01/01/2030	Aa3	2,505,000	2,569,253

					50,645,476

GENERAL OBLIGATION BONDS
9.90% of Net Assets
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	885,443
Knoxville TN General Obligation - Series A	5.000	05/01/2020	Aa1/AA+*/AAA@	1,000,000	1,167,360
Memphis TN General Improvement	5.000	05/01/2020	Aa2/AA*/AA-@	1,000,000	1,040,020
Metro Government Nashville & Davidson County TN - Series B	5.000	08/01/2024	Aa1/AA*/AA@	500,000	541,915
Metropolitan Government Nashville and Davidson County TN	5.000	01/01/2025	Aa1/AA*/AA@	4,025,000	4,420,336
Shelby County TN - Series A	4.600	11/01/2022	Aa1/AA+*/AA+@	500,000	514,814
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aaa	750,000	831,900

					9,401,788

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.94% of Net Assets
Metro Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,700,153
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,077,800
TN State School Board Authority Higher Educational Facilities	5.125	05/01/2033	Aa1/AA*/AA@	1,300,000	1,386,658
TN State School Board Authority Higher Educational Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	529,625
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa1/AA*/AA+@	2,750,000	2,843,253

					7,537,489

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

June 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE REVENUE
7.22% of Net Assets
TN Housing Development Agency Homeownership Program	5.500%	07/01/2020	Aa1/AA+*	$335,000	$335,012
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	1,000,000	1,022,490
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	750,000	776,588
TN Housing Development Agency	5.000	07/01/2029	Aa1/AA+*	825,000	841,896
TN Housing Development Agency	4.700	07/01/2027	Aa1/AA+*	1,500,000	1,515,705
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa1/AA+*	230,000	232,236
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa2/AA*	2,075,000	2,133,536

					6,857,463
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.78% of Net Assets
Rutherford County TN Health & Education Facilities Board	5.000	11/15/2040	Aa1/AA*/AA+@	1,500,000	1,520,085
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AA+@	4,750,000	4,916,630

					6,436,715
PREREFUNDED BONDS
6.08% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	A*	2,000,000	2,014,880
Kingsport TN Industrial Development Board Multi-family	5.400	04/20/2021	NR	390,000	443,410
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	A*	60,000	73,328
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aaa	1,400,000	1,622,754
Williamson County TN General Obligation	5.000	05/01/2022	Aaa	1,400,000	1,623,468

					5,777,840
MUNICIPAL UTILITY REVENUE BONDS
2.98% of Net Assets
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	254,090
Clarksville TN Electric System Revenue - Series A	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,100,760
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	478,989

					2,833,839
ESCROWED TO MATURITY BONDS
2.38% of Net Assets
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	A*	1,000,000	1,007,420
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Baa1/A*/BBB@	1,000,000	1,139,180
Metro Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A2	115,000	115,038

					2,261,638
LEASE REVENUE BONDS
2.33% of Net Assets
Chattanooga TN Electric Revenue - Series A	5.000	09/01/2026	AA*	250,000	271,342
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	264,512
Memphis-Shelby County Sports Authority	5.250	11/01/2027	A1/AA-*/A+@	750,000	768,863
TN Housing Development Agency - Series 1B	5.000	07/01/2029	Aa1/AA+*/NR@	895,000	910,108

					2,214,825

Total Investments (cost $91,873,754) (See (a) below for further explanation) 98.94% of Net Assets					$93,967,073

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.
NR	Not Rated
^	A portion of this security is pledged as collateral
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,408,302
Unrealized depreciation	(314,983)

Net unrealized appreciation	$2,093,319

Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	93,967,073
Level 3	Significant Unobservable Inputs	—

$93,967,073

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010

ASSETS:
Investments in securities, at value (Cost: $91,873,754)		$93,967,073
Cash		635
Receivable for Fund Shares Sold		86,830
Interest receivable		1,419,712
Prepaid expenses		1,491

Total assets		95,475,741
LIABILITIES:
Payable for:
Distributions to shareholders	386,211
Fund shares redeemed	21,228
Investment advisory fee	38,754
Transfer agent fee	1,629
Notes payable	3,000
Accrued expenses	65,218

Total liabilities		516,040

NET ASSETS:
Capital		94,097,537
Net accumulated realized loss on investment transactions		(1,231,155)
Net unrealized appreciation in value of investments		2,093,319

Net assets at value		$94,959,701

NET ASSET VALUE, offering price and redemption price per share ($94,959,701 -:- 8,599,592 shares outstanding; unlimited number of shares authorized; no par value)		$11.04

STATEMENT OF OPERATIONS

For the year ended June 30, 2010

Net investment income:
Interest income	$4,062,881

Expenses:
Investment advisory fee	465,519
Transfer agent fee	117,723
Custodian expense	15,864
Professional fees	20,439
Trustee fees	9,890
Other expenses	18,478

Total expenses	647,913
Custodian expense reduction	(1,029)

Net expenses	646,884

Net investment income	3,415,997

Realized and unrealized gain/(loss) on investments:
Net realized loss	(992,378)
Net change in unrealized appreciation/depreciation	3,849,827

Net realized and unrealized gain on investments	2,857,449

Net increase in net assets resulting from operations	$6,273,446

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2010 and 2009

	2010	2009
Operations:
Net investment income	$3,415,997	$3,453,113
Net realized loss on investments	(992,378)	(16,360)
Net change in unrealized appreciation/depreciation	3,849,827	(593,772)

Net increase in net assets resulting from operations	6,273,446	2,842,981
Distributions from net investment income	(3,415,997)	(3,453,113)
Net fund share transactions (Note 4)	(119,960)	2,434,995

Total increase	2,737,489	1,824,863
Net assets:
Beginning of year	92,222,212	90,397,349

End of year	$94,959,701	$92,222,212

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2010	2009	2008	2007	2006

Net asset value, beginning of year	$10.71	$10.77	$10.87	$10.84	$11.21

Income from investment operations:
Net investment income	0.40	0.41	0.41	0.41	0.42
Net gains/(losses) on securities, both realized and unrealized	0.33	(0.06)	(0.10)	0.03	(0.37)

Total from investment operations	0.73	0.35	0.31	0.44	0.05
Less distributions:
Distributions from net investment income	(0.40)	(0.41)	(0.41)	(0.41)	(0.42)

Net asset value, end of year	$11.04	$10.71	$10.77	$10.87	$10.84

Total return	6.92%	3.40%	2.87%	4.05%	0.45%
Net assets, end of year (in thousands)	$94,960	$92,222	$90,397	$99,697	$88,268
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.71%	0.72%	0.71%
Ratio of net investment income to average net assets	3.67%	3.90%	3.74%	3.70%	3.82%
Portfolio turnover	14.51%	7.62%	15.71%	8.55%	6.14%

(a)	Percentages are after Custodian reduction for which no recovery will be sought.

Percentages before Custodian reduction were:

.70% for 2010; .71% for 2009; .72% for 2008; .73% for 2007; and .72% for 2006.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

June 30, 2010

Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
INSURED MUNICIPAL BONDS
60.47% of Net Assets
Cross Anchor TN Utility District	4.250%	12/01/2015	AAA*	$65,000	$71,702
Cross Anchor TN Utility District	4.250	12/01/2016	AAA*	65,000	70,981
Dickson County TN Refunding	5.000	03/01/2014	A1/A+*	250,000	275,588
Dickson County TN Refunding	5.000	06/01/2015	A1/A+*	140,000	151,354
Fayetteville TN Electric System Revenue	3.000	06/01/2015	AAA*	105,000	108,696
Johnson City TN Refunding	4.000	06/01/2015	AA@	400,000	435,536
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AAA*	50,000	53,222
Johnson City TN Public Building Authority Revenue	4.250	09/01/2014	AA@	50,000	54,793
Kingsport TN Series B Water & Sewer	5.000	03/01/2013	Aa2	100,000	110,314
Knoxville TN Electric Revenue - Series V	4.750	07/01/2021	Aa2/AAA*	150,000	156,941
Lawrenceburg TN Refunding Water & Sewer	5.000	07/01/2015	Aa3	125,000	142,448
Madison County TN Refunding - School and Public Improvement	5.000	04/01/2018	Aa2/AAA*	175,000	195,288
Maury County TN School & Public Improvement	5.000	04/01/2016	Aa2	1,000,000	1,100,670
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	A1/AA-*/A+@	500,000	543,080
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	A1/AA-*/A+@	275,000	299,060
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aa2/AA*/AA-@	450,000	500,098
Memphis TN Series A	5.000	04/01/2024	Aa2/AAA*/AA-@	200,000	215,770
Metro Nashville Davidson County Water and Sewer	5.200	01/01/2013	Aa2/A*	270,000	290,438
Metropolitan Nashville Airport Authority - Series A	4.500	07/01/2014	Aa3/AAA*	250,000	273,723
Robertson County Tennesee Refunding	4.000	12/01/2012	Aa3	150,000	160,133
Sevier County TN Public Building Authority	4.000	03/01/2014	AAA*	100,000	107,813
Shelby County Health Education	5.250	09/01/2020	Aa3/AAA*	400,000	432,995
Washington County TN Refunding School and Public Improvement	5.000	04/01/2015	Aa2	200,000	226,074
Washington County TN Refunding-School and Public Improvement	5.000	04/01/2016	Aa2	125,000	139,166

					6,115,883
PREREFUNDED BONDS
11.73% of Net Assets
Memphis TN Electric System Revenue - Series A	5.000	12/01/2015	Aa2/AA+*/AAA@	1,050,000	1,186,658

					1,186,658
LEASE REVENUE BONDS
7.05% of Net Assets
Chattanooga TN Electric Revenue - Series A	5.000	09/01/2021	AA*	400,000	448,891
Memphis-Shelby County TN Airport - Federal Express Corporation	5.050	09/01/2012	Baa2/BBB*	250,000	264,513

					713,404
GENERAL OBLIGATION BONDS
6.55% of Net Assets
Chattanooga TN General Obligation Unlimited	5.500	09/01/2010	Aa1/AA+*/AA@	325,000	327,613
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	115,552
Sevier County TN Public Building Authority	4.000	06/01/2014	AA*	200,000	219,282

					662,447
STATE AND LOCAL MORTGAGE REVENUE BONDS
5.69% of Net Assets
TN Housing Development Agency Homeownership Program	4.200	01/01/2016	Aa1/AA+*	150,000	157,095
TN Housing Development Agency - Series 1B	4.800	07/01/2024	Aa1/AA+*	305,000	315,876
TN Housing Development Agency Homeownership Program - 2	2.950	01/01/2015	Aa1/AA+*	100,000	102,247

					575,218
MUNICIPAL UTILITY REVENUE BONDS
2.37% of Net Assets
Murfreesboro TN Refunding Water and Sewer	5.000	06/01/2014	Aa2/AA-*	100,000	113,517
Sevier County TN Utility District Gas System Revenue	2.650	06/01/2015	AAA*	125,000	126,034

					239,551
PUBLIC FACILITIES REVENUE BONDS
2.11% of Net Assets
Blount County TN Public Building Authority Series B-19	3.500	06/01/2015	AA+*	200,000	213,212

					213,212
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.03% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	104,178

					104,178

Total Investments (cost $9,383,696) (See (a) below for further explanation) 97.00% of Net Assets					$9,810,551

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds —100%

June 30,2010

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.
(a)	For federal income tax purposes, cost is $9,600,296 and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$231,579
Unrealized depreciation	(20,724)

Net unrealized appreciation	$210,855

Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,810,551
Level 3	Significant Unobservable Inputs	—

$9,810,551

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010

ASSETS:
Investments in securities, at value (Cost: $9,383,696)		$9,810,551
Cash		187,605
Defaulted securities receivable		24,000
Interest receivable		110,492

Total assets		10,132,648
LIABILITIES:
Payable for:
Distributions to shareholders	5,114
Fund shares redeemed	4
Investment advisory fee	3,566
Transfer agent fee	198
Trustee fees	660
Accrued expenses	9,932

Total liabilities		19,474

NET ASSETS:
Capital		10,063,179
Net accumulated realized loss on investment transactions		(376,860)
Net unrealized appreciation in value of investments		426,855

Net assets at value		$10,113,174

NET ASSET VALUE, offering price and redemption price per share ($10,113,174 -:- 935,061 shares outstanding; unlimited number of shares authorized; no par value)		$10.82

STATEMENT OF OPERATIONS

For the year ended June 30, 2010

Net investment income:
Interest income	$334,557

Expenses:
Investment advisory fee	48,573
Transfer agent fee	14,572
Custodian expense	1,645
Professional fees	7,119
Pricing fees	5,000
Trustee fees	1,025
Other expenses	2,552

Total expenses	80,486
Fees waived by Adviser	(1,532)
Custodian expense reduction	(107)

Net expenses	78,847

Net investment income	255,710

Realized and unrealized gain on investments:
Net realized gain	7,938
Net change in unrealized appreciation/depreciation	238,347

Net realized and unrealized gain on investments	246,285

Net increase in net assets resulting from operations	$501,995

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the years ended June 30, 2010 and 2009

	2010	2009
Operations:
Net investment income	$255,710	$283,471
Net realized gain/(loss) on investments	7,938	(193,826)
Net change in unrealized appreciation/depreciation	238,347	367,258

Net increase in net assets resulting from operations	501,995	456,903
Distributions from net investment income	(255,710)	(283,471)
Net fund share transactions (Note 4)	792,348	(1,433,415)

Total increase/(decrease)	1,038,633	(1,259,983)
Net assets:
Beginning of year	9,074,541	10,334,524

End of year	$10,113,174	$9,074,541

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$10.54	$10.31	$10.32	$10.29	$10.60

Income from investment operations:
Net investment income	0.28	0.31	0.31	0.31	0.30
Net gains/(losses) on securities, both realized and unrealized	0.28	0.23	(0.01)	0.03	(0.31)

Total from investment operations	0.56	0.54	0.30	0.34	(0.01)
Less distributions:
Distributions from net investment income	(0.28)	(0.31)	(0.31)	(0.31)	(0.30)

Net asset value, end of year	$10.82	$10.54	$10.31	$10.32	$10.29

Total return	5.39%	5.31%	2.90%	3.34%	(0.10)%
Net assets, end of year (in thousands)	$10,113	$9,075	$10,335	$10,880	$15,056
Ratio of net expenses to average net assets (a)	0.81%	0.82%	0.81%	0.79%	0.71%
Ratio of net investment income to average net assets	2.63%	2.97%	2.96%	3.00%	2.86%
Portfolio turnover	16.16%	15.00%	22.22%	0.00%	23.21%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction, for which no recovery of these waivers and reductions will be sought.

Expenses waived by Adviser and custodian were:

.02% and .0% for 2010; .0% and .04% for 2009; 0% and .05% for 2008; 0% and .04% for 2007; and .04% and .03% for 2006, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100%

June 30, 2010

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

FEDERAL HOME LOAN BANK
29.73% of Net Assets
Federal Home Loan Banks Medium Term Note	5.550%	08/20/2018	Aaa/AAA*	$2,000,000	$2,012,530
Federal Home Loan Banks Medium Term Note	3.850	07/13/2020	AAA*	1,000,000	1,005,021
Federal Home Loan Banks Medium Term Note	7.000	08/15/2014	Aaa/AAA*	500,000	604,365
Federal Home Loan Bank Medium Term Note	5.550	06/19/2023	Aaa/AAA*	500,000	542,465
Federal Home Loan Banks Medium Term Note	4.500	03/26/2021	Aaa/AAA*AAA@	1,500,000	1,503,203
Federal Home Loan Banks Medium Term Note	4.250	04/09/2019	Aaa/AAA*/AAA@	500,000	500,972
Federal Home Loan Banks Medium Term Note	4.400	03/03/2020	Aaa/AAA*	750,000	754,406
Federal Home Loan Banks Medium Term Note	4.375	04/13/2020	Aaa/AAA*/AAA@	1,250,000	1,263,253
Federal Home Loan Banks Medium Term Note	4.375	04/16/2020	AAA*	1,500,000	1,567,740
Federal Home Loan Banks Medium Term Note	4.250	05/04/2020	Aaa/AAA*/AAA@	1,000,000	1,017,413
Federal Home Loan Banks Medium Term Note	4.200	06/03/2020	Aaa/AAA@	1,700,000	1,732,387

					12,503,755
FEDERAL FARM CREDIT
28.02% of Net Assets
Federal Farm Credit Bank	4.250	03/30/2020	Aaa/AAA*/AAA@	3,500,000	3,579,083
Federal Farm Credit Bank	4.250	05/19/2020	Aaa/AAA*/AAA@	750,000	753,096
Federal Farm Credit Bank	4.125	06/08/2020	Aaa/AAA*/AAA@	2,000,000	2,011,101
Federal Farm Credit Bank	3.940	06/29/2020	Aaa/AAA*	1,000,000	1,009,327
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AAA*/AAA@	1,550,000	1,768,840
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AAA*/AAA@	1,900,000	2,119,677
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AAA*/AAA@	500,000	544,016

					11,785,140
FEDERAL HOME LOAN MORTGAGE
26.79% of Net Assets
Federal Home Loan Mortgage Corporation	4.500	02/26/2020	Aaa/AAA*/AAA@	4,500,000	4,525,787
Federal Home Loan Mortgage Corporation	4.500	02/25/2020	Aaa/AAA*/AAA@	1,500,000	1,528,250
Federal Home Loan Mortgage Corporation	4.500	05/19/2020	Aaa/AAA*	1,700,000	1,707,500
Federal Home Loan Mortgage Corporation	4.500	04/15/2020	Aaa/AAA*/AAA@	750,000	750,787
Federal Home Loan Mortgage Corporation	4.500	10/01/2019	Aaa/AAA*/AAA@	1,000,000	999,374
Federal Home Loan Mortgage Corporation	4.500	02/05/2020	Aaa/AAA*/AAA@	1,250,000	1,254,090
Federal Home Loan Mortgage Corporation	4.500	02/18/2020	Aaa/AAA*/AAA@	500,000	502,216

					11,268,004
FEDERAL NATIONAL MORTGAGE ASSOCIATION
10.55% of Net Assets
Federal National Mortgage Association	5.000	02/08/2023	Aaa/AAA*/AAA@	500,000	507,358
Federal National Mortgage Association	5.050	02/14/2023	Aaa/AAA*/AAA@	500,000	510,596
Federal National Mortgage Association	5.150	10/15/2024	Aaa/AAA*/AAA@	625,000	631,983
Federal National Mortgage Association	5.250	01/14/2025	Aaa/AAA*/AAA@	500,000	500,437
Federal National Mortgage Association	5.000	10/23/2024	Aaa/AAA*/AAA@	650,000	651,313
Federal National Mortgage Association	4.500	10/28/2019	Aaa/AAA*/AAA@	500,000	501,228
Federal National Mortgage Association	5.250	11/19/2024	Aaa/AAA*/AAA@	625,000	625,098
Federal National Mortgage Association	4.625	11/12/2019	Aaa/AAA*/AAA@	500,000	507,173

					4,435,186
STUDENT LOAN MARKETING ASSOCIATION
2.71% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	AAA	1,000,000	1,138,821

					1,138,821
Total Investments (cost $40,044,923) (See (a) below for further explanation) 97.80% of Net Assets					$41,130,906

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100%

June 30, 2010

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,088,681
Unrealized depreciation	(2,698)

Net unrealized appreciation	$1,085,983

Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	41,130,906
Level 3	Significant Unobservable Inputs	—

$41,130,906

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010

ASSETS:
Investments in securities, at value (Cost: $40,044,923)		$41,130,906
Cash		1,542,665
Interest receivable		469,930
Prepaid expenses		596

Total assets		43,144,097
LIABILITIES:
Payable for:
Investments purchased	1,000,000
Distributions to shareholders	71,826
Fund shares redeemed	2,382
Investment advisory fee	6,665
Transfer agent fee	852
Accrued expenses	9,101

Total liabilities		1,090,826

NET ASSETS:
Capital		41,101,437
Net accumulated realized loss on investment transactions		(134,149)
Net unrealized appreciation in value of investments		1,085,983

Net assets at value		$42,053,271

NET ASSET VALUE, offering price and redemption price per share ($42,053,271 -:- 4,108,171 shares outstanding; unlimited number of shares authorized; no par value)		$10.24

STATEMENT OF OPERATIONS

For the year ended June 30, 2010

Net investment income:
Interest income	$1,427,952

Expenses:
Investment advisory fee	59,935
Transfer agent fee	41,961
Custodian expense	4,900
Professional fees	6,295
Printing	10,000
Trustee fees	3,046
Other expenses	14,698

Total expenses	140,835
Custodian expense reduction	(331)

Net expenses	140,504

Net investment income	1,287,448

Realized and unrealized gain on investments:
Net realized gain	69,152
Net change in unrealized appreciation/depreciation	559,656

Net realized and unrealized gain on investments	628,808

Net increase in net assets resulting from operations	$1,916,256

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2010 and 2009

	2010	2009
Operations:
Net investment income	$1,287,448	$1,121,342
Net realized gain on investments	69,152	25,813
Net change in unrealized appreciation/depreciation	559,656	258,569

Net increase in net assets resulting from operations	1,916,256	1,405,724
Distributions from net investment income	(1,287,448)	(1,121,342)
Net fund share transactions (Note 4)	15,993,839	2,014,141

Total increase	16,622,647	2,298,523
Net assets:
Beginning of year	25,430,624	23,132,101

End of year	$42,053,271	$25,430,624

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$10.05	$9.93	$9.66	$9.58	$10.07

Income from investment operations:
Net investment income	0.44	0.46	0.48	0.49	0.48
Net gains/(losses) on securities, both realized and unrealized	0.19	0.12	0.27	0.08	(0.49)

Total from investment operations	0.63	0.58	0.75	0.57	(0.01)
Less distributions:
Distributions from net investment income	(0.44)	(0.46)	(0.48)	(0.49)	(0.48)

Net asset value, end of year	$10.24	$10.05	$9.93	$9.66	$9.58

Total return	6.38%	5.99%	7.88%	6.04%	(0.14)%
Net assets, end of year (in thousands)	$42,053	$25,431	$23,132	$22,553	$21,487
Ratio of net expenses to average net assets (a)	0.47%	0.47%	0.49%	0.51%	0.45%
Ratio of net investment income to average net assets	4.30%	4.62%	4.85%	5.05%	4.97%
Portfolio turnover	56.38%	30.35%	33.21%	6.40%	17.67%

(a)	Percentages are after custodian reduction for which no recovery will be sought.

Percentages before custodian reduction were:

.47% for 2010; .49% for 2009, .51% for 2008; .53% for 2007; and .47% for 2006.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2010

1. Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A. Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, “Fair Value Measurements and Disclosures”. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS—(Continued)

June 30, 2010

1. Organization and Significant Accounting Policies, continued:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3:

Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or not market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2010, for the Funds’ investments is included at the end of the Funds’ Schedule of Portfolio Investments.

B. Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C. Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D. When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E. Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2010. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no uncertain tax provisions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns for the last three years.

F. Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations.

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS—(Continued)

June 30, 2010

F. Distributions, continued:

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

I. New Accounting Pronouncement

In January 2010, the FASB issued new guidance as an amendment to fair value measurements and disclosures. The new guidance adds new requirements for disclosure about transfers into and out of level 1 and level 2 fair value measurements and separate disclosures about purchases, sales, issuances, and settlements relating to level 3 measurements. The guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in level 2 and level 3 fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010. The Funds do not expect the implications of this guidance to have a material impact of its financial statements.

2. Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements for the Alabama, Kentucky, Mississippi, North Carolina, and Tennessee Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; and .35 of 1% of the average daily net assets in excess of $500,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of ..20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the year ended June 30, 2010, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$54,852
Mississippi Tax-Free Income Series	25,288
Tennessee Tax-Free Short-to-Medium Series	1,532

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS—(Continued)

June 30, 2010

2. Investment Advisory Fee and Other Transactions with Affiliates, continued:

annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

3. Purchases and Sales of Securities

During the year ended June 30, 2010, the cost of purchases and the proceeds from sales and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$7,467,211	$2,563,484
Kentucky Tax-Free Income Series	105,746,819	39,127,444
Kentucky Tax-Free Short-to-Medium Series	21,167,596	12,905,359
Mississippi Tax-Free Income Series	1,670,832	536,188
North Carolina Tax-Free Income Series	12,893,245	4,219,614
North Carolina Tax-Free Short-to-Medium Series	6,466,544	2,451,584
Tennessee Tax-Free Income Series	14,012,028	13,374,871
Tennessee Tax-Free Short-to-Medium Series	2,293,151	1,536,399
Intermediate Government Bond Series	32,576,113	16,772,900

4. Capital Shares

At June 30, 2010 and 2009, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2010		Year Ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	632,945	$7,421,145	177,602	$2,010,089
Shares reinvested	34,019	400,255	34,467	384,144
Shares redeemed	(232,055)	(2,720,915)	(145,306)	(1,573,209)
Net increase	434,909	$5,100,485	66,763	$821,024

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2010		Year Ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	18,393,656	$140,727,307	13,477,495	$99,262,162
Shares reinvested	2,574,104	19,772,340	2,567,459	18,846,331
Shares redeemed	(11,258,407)	(86,179,579)	(10,113,751)	(74,277,082)
Net increase	9,709,353	$74,320,068	5,931,203	$43,831,411

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2010		Year ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	3,750,824	$20,000,950	2,567,385	$13,382,534
Shares reinvested	237,977	1,268,895	237,891	1,241,332
Shares redeemed	(2,624,421)	(13,992,073)	(1,722,891)	(8,971,130)
Net increase	1,364,380	$7,277,772	1,082,385	$5,652,736

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS—(Continued)

June 30, 2010

4. Capital Shares, continued:

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2010		Year ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	145,044	$1,645,363	106,747	$1,159,494
Shares reinvested	13,324	151,816	12,194	132,041
Shares redeemed	(57,518)	(651,356)	(67,061)	(707,841)
Net increase	100,850	$1,145,823	51,880	$583,694

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2010		Year ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,247,273	$13,686,149	1,015,568	$10,744,015
Shares reinvested	165,572	1,826,597	165,404	1,724,580
Shares redeemed	(655,126)	(7,198,197)	(1,085,096)	(11,234,319)
Net increase	757,719	$8,314,549	95,876	$1,234,276

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2010		Year Ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	532,609	$5,719,346	173,841	$1,827,995
Shares reinvested	25,104	269,407	22,164	232,306
Shares redeemed	(181,532)	(1,948,228)	(166,726)	(1,753,569)
Net increase	376,181	$4,040,525	29,279	$306,732

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2010		Year ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,194,144	$13,126,856	1,386,642	$14,670,407
Shares reinvested	163,206	1,804,520	165,171	1,726,537
Shares redeemed	(1,371,602)	(15,051,336)	(1,333,677)	(13,961,949)
Net increase/(decrease)	(14,252)	$(119,960)	218,136	$2,434,995

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2010		Year ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	169,926	$1,824,768	89,757	$935,688
Shares reinvested	18,227	195,876	20,621	215,191
Shares redeemed	(114,208)	(1,228,296)	(251,462)	(2,584,294)
Net increase/(decrease)	73,945	$792,348	(141,084)	$(1,433,415)

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2010		Year ended June 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,900,840	$19,267,112	363,540	$3,662,434
Shares reinvested	81,074	821,663	81,708	817,623
Shares redeemed	(404,161)	(4,094,936)	(245,504)	(2,465,916)
Net increase	1,577,753	$15,993,839	199,744	$2,014,141

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS—(Continued)

June 30, 2010

5. Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6. Federal Income Taxes

As of June 30, 2010, the Alabama Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any. As of June 30, 2010 the Kentucky Tax-Free Income Series does not have any capital loss carryforwards.

The capital loss carryforwards expire as follows:

	2011	2012	2013	2014	2015	2016	2017	2018	Total
Alabama Tax-Free Income Series	$—	$—	$—	$—	$—	$—	$18,298	$25,322	$43,620

Kentucky Tax-Free Short-to-Medium Series	—	—	257,605	74,336	446,645	227,932	223,977	—	1,230,495

Mississippi Tax-Free Income Series	—	—	—	—	—	6,458	3,910	16,204	26,572

North Carolina Tax-Free Income Series	—	347,636	—	—	—	—	—	117,110	464,746

North Carolina Tax-Free Short-to-Medium Series	—	—	—	—	49,489	30,033	—	—	79,522

Tennessee Tax-Free Income Series	18,314	175,434	28,670	—	—	—	16,360	992,377	1,231,155

Tennessee Tax-Free Short-to -Medium Series	—	—	—	44,876	92,566	23,418	—	—	160,860

Intermediate Government Bond Series	—	48,696	2	64,307	21,144	—	—	—	134,149

During the year ended June 30, 2010, the following Funds utilized capital loss carryforwards as follows:

Amount
Kentucky Tax - Free Short-to-Medium Series	150,390
North Carolina Tax-Free Short-to-Medium Series	60,039
Tennessee Tax-Free Short-to-Medium Series	17,538
Intermediate Government Bond Series	69,152

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS—(Continued)

June 30, 2010

6. Federal Income Taxes, continued:

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2010 as follows:

Post October Losses
Alabama Tax-Free Income Series	(22,487)
Mississippi Tax-Free Income Series	(6,718)

At June 30, 2010, the effect of permanent book to tax differences (expiration of capital loss carryforwards) resulted in increases and decreases to the components of net assets as follows:

	Accumulated Net Realized Losses	Capital
Tennessee Tax-Free Income Series	69,805	(69,805)
Tennessee Tax-Free Short-to-Medium Series	(4,003)	4,003

The tax character of distributions paid for the years ended June 30, 2010 and 2009 were as follows:

	2010			2009
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$656,017	$—	$—	$564,154	$—	$—
Kentucky Tax-Free Income Series	31,722,118	—	1,628,317	30,399,605	—	1,239,797
Kentucky Tax-Free Short-to-Medium Series	1,809,942	—	—	1,797,615	—	—
Mississippi Tax-Free Income Series	218,128	—	—	193,916	—	—
North Carolina Tax-Free Income Series	2,648,834	—	—	2,450,110	—	—
North Carolina Tax-Free Short-to-Medium Series	372,430	—	—	345,549	—	—
Tennessee Tax-Free Income Series	3,415,997	—	—	3,453,113	—	—
Tennessee Tax-Free Short-to-Medium Series	255,710	—	—	283,471	—	—
Intermediate Government Bond Series	—	1,287,448	—	—	1,121,342	—

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS—(Continued)

June 30, 2010

6. Federal Income Taxes, continued:

At June 30, 2010, the Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long term Capital Gain	Net Unrealized Appreciation/Depreciation Investments
Alabama Tax-Free Income	—	77,874	—	311,358
Kentucky Tax-Free Income	3,723	3,137,837	305,291	30,499,502
Kentucky Tax-Free Short-to-Medium	—	46,195	—	2,757,023
Mississippi Tax-Free Income	—	17,438	—	105,888
North Carolina Tax-Free Income	—	206,436	—	1,717,753
North Carolina Tax-Free Short-to-Medium	—	8,217	—	431,100
Tennessee Tax-Free Income	—	386,211	—	2,093,319
Tennessee Tax-Free Short-to-Medium	—	5,114	—	210,855
Intermediate Government Bond	71,826	—	—	1,085,983

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings
Alabama Tax-Free Income	(66,107)	(77,873)	245,248
Kentucky Tax-Free Income	—	(3,137,837)	30,808,516
Kentucky Tax-Free Short-to-Medium	(1,230,495)	(46,195)	1,526,528
Mississippi Tax-Free Income	(33,290)	(17,438)	72,598
North Carolina Tax-Free Income	(464,746)	(206,436)	1,253,007
North Carolina Tax-Free Short-to-Medium	(79,522)	(8,217)	351,578
Tennessee Tax-Free Income	(1,231,155)	(386,211)	862,164
Tennessee Tax-Free Short-to-Medium	(160,860)	(5,114)	49,995
Intermediate Government Bond	(134,149)	(71,826)	951,834

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any, that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be immaterial.

8. Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. The agreement expires on September 30, 2010, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS—(Continued)

June 30, 2010

8. Line of Credit Agreement and Custodian Agreement, continued:

At June 30, 2010 the Funds had an unused line of credit amount of $37,992,000. During the year ended June 30, 2010, the average interest rate on borrowings was 3.25% and the daily weighted average borrowings for each Fund were as follows:

Weighted average borrowings
Alabama Tax-Free Income Series	$8,066
Kentucky Tax Free Income Series	5,381
Kentucky Tax-Free Short-to-Medium Series	1,641
Mississippi Tax-Free Income Series	945
North Carolina Tax-Free Income Series	6,838
North Carolina Tax-Free Short-to-Medium Series	2,227
Tennessee Tax-Free Income Series	293
Tennessee Tax-Free Short-to-Medium Series	—
Intermediate Government Bond Series	115

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the year, these credits reduced each of Funds’ expenses by the amount shown on the Statement of Operation as “Custodian expense reduction.”

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedule of portfolio investments, of Dupree Mutual Funds, comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series (collectively, the Funds), as of June 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the Dupree Mutual Funds at June 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

August 13, 2010

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2010

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Trustee
Officers:

Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 79	President	Annual Term; 31 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	N/A

Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 59	Compliance Officer	Annual Term; 6 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A

Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 47	Executive Vice President	Annual Term; 5 years of service	President, Dupree & Company, Inc.	N/A	N/A

Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 49	Vice President, Secretary, Treasurer	Annual Term; 12 years of service as Vice President, 10 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A

Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 50	Assistant Secretary	Annual Term; 17 years of service	Dupree & Company, Inc.	N/A	N/A

Trustees:

William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 70	Chairman, Trustee	Annual Term; 9 years of service as Chairman; 21 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio and Freedom Dodge, Lexington, KY	9	N/A

James C. Baughman, Jr. 1999 Richmond Road Suite 4 Lexington, KY 40502 Age: 47	Trustee	One Year Term; 3 Years of Service	President, Secretary, Treasurer, Director Office Suites Plus (executive office space rental)	9	N/A

Lucy A. Breathitt 1703 Fairway Drive Lexington, KY 40502 Age: 73	Trustee	Annual Term; 14 years of service	Alexander Farms, farming	9	KY Historical Society Foundation, KY Natural Lands Trust, Bluegrass Conservancy

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2010

Trustee and officer information, continued:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Trustee
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 66	Trustee	Annual Term; 8 years of service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	9	N/A

J. William Howerton 3954 Primrose Place Paducah, KY 42001 Age: 78	Trustee	Annual Term; 10 years of service	Judge (retired November 1996) KY Court of Appeals; Self-Employed Mediator (through 2006), Arbitrator and Special Judge; Trustee for charitable organization and individuals.	9	KY Lottery Corporation (through 2008)

William S. Patterson 367 West Short Street Lexington, KY 40507 Age: 77	Trustee	Annual Term; 31 years of service	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding and farming)	9	N/A

As of June 30, 2010, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2009, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2010

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2009” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2010	Beginning Account Value January 1, 2010*	Ending Account Value June 30, 2010**	Expenses Paid During the Six Months Ended June 30, 2010
Alabama Tax-Free Income Series
Actual	.49%	$1,000.00	$1,013.08	$2.43
Hypothetical	.49	1,000.00	1,024.86	2.44
Kentucky Tax-Free Income Series
Actual	.58	1,000.00	1,011.39	2.90
Hypothetical	.58	1,000.00	1,024.86	2.92
Kentucky Tax-Free Short-to-Medium Series
Actual	.72	1,000.00	1,010.49	3.60
Hypothetical	.72	1,000.00	1,024.86	3.62
Mississippi Tax-Free Income Series
Actual	.45	1,000.00	1,012.03	2.24
Hypothetical	.45	1,000.00	1,024.86	2.26
North Carolina Tax-Free Income Series
Actual	.71	1,000.00	1,010.94	3.56
Hypothetical	.71	1,000.00	1,024.86	3.59

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2010

Schedule of Shareholder Expenses, continued:

	Net Expense Ratio Annualized June 30, 2010	Beginning Account Value January 1, 2010*	Ending Account Value June 30, 2010**	Expenses Paid During the Six Months Ended June 30, 2010
North Carolina Tax-Free Short-to-Medium Series
Actual	.80%	$1,000.00	$1,010.64	$4.02
Hypothetical	.80	1,000.00	1,024.86	4.05
Tennessee Tax-Free Income Series
Actual	.69	1,000.00	1,011.34	3.46
Hypothetical	.69	1,000.00	1,024.86	3.48
Tennessee Tax-Free Short-to-Medium Series
Actual	.79	1,000.00	1,011.59	3.95
Hypothetical	.79	1,000.00	1,024.86	3.97
Intermediate Government Bond Series
Actual	.46	1,000.00	1,021.98	2.30
Hypothetical	.46	1,000.00	1,024.86	2.30

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [182/365] (to reflect one-half year period).

Item 2. Code of Ethics: The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. The full text of the Code of Ethics is attached hereto as Exhibit 12(a)(1). The Code of Ethics was amended at a meeting of October 22, 2008 and May 5, 2009 of the Board of Trustees of the Registrant. There have been no waivers from the Code of Ethics during the reporting period. The Registrant’s Code of Ethics is posted on its web site. A copy of the Code of Ethics will be provided to any person free of charge upon request by telephoning or writing the Registrant.

Item 3. Audit Committee Financial Expert: Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Principal Accountant Fees and Services: This information is incorporated by reference in the registrant’s definitive proxy statement to be filed within 120 days after June 30, 2010.

Item 5. Not applicable.

Item 6. Included as part of item 1.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

On August 11, 2010 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on August 11, 2010 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the fourth quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12. Exhibits

(a)	(1) Not applicable

(a)	(2) Certifications

(a)	(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DUPREE MUTUAL FUNDS
(Registrant)

By:	/S/ THOMAS P. DUPREE, SR.
Thomas P. Dupree, Sr, President

Date: 08/11/2010

By:	/S/ MICHELLE M. DRAGOO
Michelle M. Dragoo, Vice President, Secretary, Treasurer

Date: 8/11/2010